Capital Value Fund

                               MANAGER'S COMMENTS




The Chinese have an old blessing, "May you live in interesting times." In other words, may you never be bored. We have been very blessed this year, as boredom has been the last thing on our minds during 1997's up and down market. The broader market averages suffered double-digit declines in both April and October, but in the end, 1997 will be remembered as a good year for the Capital Value Fund.

The stock market's decline in October was brought on by unrest in the Far East economies. The uncertainty around the world triggered a "flight to quality" rally which led to large price gains in the 30 Year United States Treasury Bond. This rally has helped put a "floor" under the market's decline. The 30 year
Treasury is currently yielding a modest 6.02%. This is not much of an alternative to the stock market's two year return of over twenty percent. The Treasury Bond's six percent yield is also important psychologically. Six percent is the lowest yield we have seen in nearly two years, and a continuation of the rally could lead to substantially lower interest rates and a healthy stock market.

The Capital Value Fund should thrive in the current economic environment. Any further market strength would benefit our unique mix of large and small cap stocks, and a continued decline in interest rates would bolster fixed income assets. Our philosophy remains the same; buy cash rich, high quality assets that are out of favor with the overall market. We are using any price dip in the stock and bond markets to build a portfolio of the strongest companies in the world.

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                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)
                                                                                                                       Value
                                                                                                   Shares            (note 1)
                                                                                               ---------------    ----------------
COMMON STOCKS - 71.22%

     Aerospace & Defense - 0.68%
          Rockwell International Corporation                                                            1,000             $62,937
                                                                                                                  ----------------

     Auto Parts - Replacement Equipment - 0.32%
      (a) AutoZone, Inc.                                                                                1,000              30,000
                                                                                                                  ----------------

     Auto & Trucks - 0.52%
          Chrysler Corporation                                                                          1,300              47,856
                                                                                                                  ----------------

     Beverages - 0.88%
          PepsiCo, Inc.                                                                                 2,000              81,125
                                                                                                                  ----------------

     Brewery - 2.21%
          Adolph Coors Company                                                                          3,000             113,625
          Anheuser-Busch Companies, Inc.                                                                2,000              90,250
                                                                                                                  ----------------
                                                                                                                          203,875
                                                                                                                  ----------------
     Broadcast - Radio & Television - 0.48%
      (a) U S West Media Group                                                                          2,000              44,625
                                                                                                                  ----------------

     Chemicals - 1.30%
          WD-40 Company                                                                                 4,000             120,500
                                                                                                                  ----------------

     Commercial Services - 1.12%
          Crawford & Company                                                                            3,000              66,000
      (a) InteliData Technologies Corporation                                                           1,000               3,000
      (a) Pinkerton's, Inc.                                                                             1,500              34,500
                                                                                                                  ----------------
                                                                                                                          103,500
                                                                                                                  ----------------
     Computers - 9.50%
      (a) Compaq Computer Corporation                                                                   7,500             562,031
      (a) EMC Corporation                                                                               4,500             262,687
      (a) MetaCreations Corp.                                                                           1,749              25,797
      (a) Pinnacle Micro, Inc.                                                                          1,500               1,266
      (a) Silicon Graphics, Inc.                                                                        1,000              26,250
                                                                                                                  ----------------
                                                                                                                          878,031
                                                                                                                  ----------------
     Computer Software & Services - 10.37%
          Adobe Systems, Incorporated                                                                   1,000              50,375
      (a) Ascend Communications, Inc.                                                                   1,500              48,562
          Automatic Data Processing, Inc.                                                               1,000              50,000
      (a) Avid Technology, Inc.                                                                           500              16,250
      (a) Banyan Systems, Incorporated                                                                  2,000               4,875
      (a) Brooktrout Technology, Inc.                                                                   3,000              47,625
      (a) Cadence Design Systems, Inc.                                                                  1,000              53,500

                                                                                                                    (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)
                                                                                                                       Value
                                                                                                   Shares            (note 1)
                                                                                               ---------------    ----------------
COMMON STOCKS - (Continued)

     Computer Software & Services - (Continued)
      (a) Cisco Systems, Inc.                                                                           4,000            $292,250
      (a) Concentra Corporation                                                                         1,000               6,000
      (a) Cornerstone Imaging, Inc.                                                                       500               3,375
      (a) FTP Software, Inc.                                                                            2,000               7,750
      (a) INTERSOLV, Inc.                                                                               3,000              46,500
      (a) Interleaf, Inc.                                                                               2,000               5,875
      (a) Intuit, Inc.                                                                                  1,700              54,400
      (a) Metatec Corporation                                                                           1,000               5,250
      (a) NCR Corporation                                                                               1,000              34,875
      (a) NETCOM On-Line Communication Services, Inc.                                                     500               6,062
      (a) Novell, Inc.                                                                                  3,000              26,906
      (a) Parametric Technology Company                                                                 2,000              88,250
      (a) ParcPlace Digitalk, Inc.                                                                      1,000               1,094
      (a) Santa Cruz Operation, Inc.                                                                    2,000              11,125
      (a) Shiva Corporation                                                                             3,000              39,938
      (a) Spyglass, Inc.                                                                                1,000               9,750
      (a) Viewlogic Systems, Inc.                                                                       2,000              47,625
                                                                                                                  ----------------
                                                                                                                          958,212
                                                                                                                  ----------------
     Electrical Equipment - 2.95%
      (a) Brooks Automation, Inc.                                                                       1,000              38,375
          Duke Energy Corp.                                                                             2,000              98,875
      (a) Level One Communications, Inc.                                                                2,250              90,562
          Southern Company                                                                              2,000              45,125
                                                                                                                  ----------------
                                                                                                                          272,937
                                                                                                                  ----------------
     Electronics - 2.67%
          Hewlett-Packard Company                                                                       2,000             139,125
          Motorola, Inc.                                                                                1,500             107,813
                                                                                                                  ----------------
                                                                                                                          246,938
                                                                                                                  ----------------
     Electronics - Semiconductor - 4.30%
      (a) Cree Research, Inc.                                                                           5,000              94,375
          Intel Corporation                                                                             2,000             184,750
      (a) LSI Logic Corporation                                                                         1,000              32,125
      (a) PMC-Sierra, Inc.                                                                              1,000              25,500
      (a) SpeedFam International, Inc.                                                                  1,000              60,375
                                                                                                                  ----------------
                                                                                                                          397,125
                                                                                                                  ----------------
     Emerging Technology - 0.32%
      (a) FORE Systems, Inc.                                                                            1,500              29,531
                                                                                                                  ----------------





                                                                                                                    (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)
                                                                                                                       Value
                                                                                                   Shares            (note 1)
                                                                                               ---------------    ----------------
COMMON STOCKS - (Continued)

     Engineering & Construction - 1.46%
          Fluor Corporation                                                                             1,500             $80,437
          Stone & Webster, Inc.                                                                         1,000              54,875
                                                                                                                  ----------------
                                                                                                                          135,312
                                                                                                                  ----------------
     Entertainment - 1.50%
      (a) GTECH Holdings Corporation                                                                    1,000              34,187
          The Walt Disney Company                                                                       1,300             104,812
                                                                                                                  ----------------
                                                                                                                          138,999
                                                                                                                  ----------------
     Environmental Control - 0.11%
      (a) Harding Lawson Associates Group, Inc.                                                         1,000               9,750
                                                                                                                  ----------------

     Financial - Banks, Commercial - 2.36%
          NationsBank Corporation                                                                       1,200              74,250
          Wachovia Corporation                                                                          2,000             144,000
                                                                                                                  ----------------
                                                                                                                          218,250
                                                                                                                  ----------------
     Food - Processing - 0.65%
      (a) Grist Mill Co.                                                                                3,000              28,500
          Lance, Inc.                                                                                   1,500              31,125
                                                                                                                  ----------------
                                                                                                                           59,625
                                                                                                                  ----------------
     Forest Products & Paper - 0.54%
          St. Joe Paper Corporation                                                                       500              49,500
                                                                                                                  ----------------

     Foreign Securities - 1.29%
      (a) Energy Group, PLC                                                                               250              10,406
          Imperial Oil Ltd.                                                                             1,000              57,500
          Moore Corporation Ltd.                                                                        1,500              28,500
          Nintendo Company Ltd.                                                                         2,000              23,250
                                                                                                                  ----------------
                                                                                                                          119,656
                                                                                                                  ----------------
     Household Products & Housewares - 0.55%
          Rubbermaid, Inc.                                                                              2,000              51,125
                                                                                                                  ----------------

     Insurance - Life & Health - 1.07%
          Jefferson-Pilot Corporation                                                                   1,250              98,750
                                                                                                                  ----------------

     Medical Supplies - 0.24%
      (a) Datascope Corp.                                                                               1,000              22,000
                                                                                                                  ----------------







                                                                                                                    (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)
                                                                                                                       Value
                                                                                                   Shares            (note 1)
                                                                                               ---------------    ----------------
COMMON STOCKS - (Continued)

     Miscellaneous - Manufacturing - 0.58%
      (a) ACX Technologies, Inc.                                                                        2,000             $53,250
                                                                                                                  ----------------

     Oil & Gas - Domestic- 0.47%
          Sun Company, Inc.                                                                             1,000              43,813
                                                                                                                  ----------------

     Oil & Gas - Equipment & Services - 1.82%
          Schlumberger Ltd.                                                                             2,000             168,375
                                                                                                                  ----------------

     Oil & Gas - Exploration - 0.33%
      (a) Parker Drilling Company                                                                       2,000              30,375
                                                                                                                  ----------------

     Pharmaceuticals - 3.36%
          Bristol-Myers Squibb Company                                                                  2,000             165,500
          Merck & Co., Inc.                                                                             1,000              99,875
          Mylan Laboratories Inc.                                                                       2,000              44,875
                                                                                                                  ----------------
                                                                                                                          310,250
                                                                                                                  ----------------
     Publishing - Printing - 0.65%
          Readers Digest Association, Inc.                                                              2,000              60,000
                                                                                                                  ----------------

     Real Estate - 0.21%
          Price Enterprises, Inc.                                                                       1,000              19,188
                                                                                                                  ----------------

     Retail - Apparel - 1.16%
          Cato Corporation                                                                              2,000              18,250
          DEB Shops, Inc.                                                                               2,000              11,000
          Designs, Inc.                                                                                 1,000               4,750
          The Limited, Inc.                                                                             3,000              73,313
                                                                                                                  ----------------
                                                                                                                          107,313
                                                                                                                  ----------------
     Retail - Department Stores - 1.98%
          Wal-Mart Stores, Inc.                                                                         5,000             183,125
                                                                                                                  ----------------

     Retail - General Merchandise - 0.05%
      (a) PriceSmart, Inc.                                                                                250               4,563
                                                                                                                  ----------------

     Retail - Grocery - 1.66%
          Food Lion, Inc.                                                                              10,000              83,437
          Weis Markets, Inc.                                                                            2,000              70,000
                                                                                                                  ----------------
                                                                                                                          153,437
                                                                                                                  ----------------




                                                                                                                    (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)
                                                                                                                       Value
                                                                                                   Shares            (note 1)
                                                                                               ---------------    ----------------
COMMON STOCKS - (Continued)

     Retail - Specialty Line - 0.90%
          Circuit City Stores-Circuit City Group                                                        2,000             $80,625
          Sun Television and Appliances, Inc.                                                           1,000               2,938
                                                                                                                  ----------------
                                                                                                                           83,563
                                                                                                                  ----------------
     Telecommunications - 0.73%
          SBC Communications, Inc.                                                                      1,097              67,397
                                                                                                                  ----------------

     Telecommunications Equipment - 0.38%
      (a) InterVoice, Inc.                                                                              1,000              10,125
      (a) Premisys Communications, Inc.                                                                 1,000              25,438
                                                                                                                  ----------------
                                                                                                                           35,563
                                                                                                                  ----------------
     Textiles - 1.60%
      (a) Cone Mills Corporation                                                                        1,000               8,313
          Liz Claiborne, Inc.                                                                           2,000             109,875
          Russell Corporation                                                                           1,000              29,438
                                                                                                                  ----------------
                                                                                                                          147,626
                                                                                                                  ----------------
     Tire & Rubber - 0.74%
          The Goodyear Tire & Rubber Company                                                            1,000              68,750
                                                                                                                  ----------------

     Transportation - Air - 1.30%
      (a) Federal Express Corporation                                                                   1,500             120,000
                                                                                                                  ----------------

     Trucking & Leasing  - 0.59%
          Caliber System, Inc.                                                                          1,000              54,250
                                                                                                                  ----------------

     Utilities - Electric - 0.74%
          Potomac Electric Power Company                                                                3,000              68,250
                                                                                                                  ----------------

     Utilities - Telecommunications - 3.82%
          A T & T Corporation                                                                           2,700             119,475
          BellSouth Corporation                                                                         2,000              92,500
          GTE Corporation                                                                               2,000              90,750
          Sprint Corporation                                                                            1,000              50,000
                                                                                                                  ----------------
                                                                                                                          352,725
                                                                                                                  ----------------
     Wholesale - Special Line - 0.76%
      (a) Pomeroy Computer Resources, Inc.                                                              1,650              70,538
                                                                                                                  ----------------


Total Common Stocks (Cost $3,627,903)                                                                                   6,582,510
                                                                                                                  ----------------




                                                                                                                    (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)



                                                                                      Interest          Maturity          Value
                                                              Principal                 Rate               Date          (note 1)
                                                           ----------------        -------------     -------------    ------------

CORPORATE OBLIGATIONS - 22.53%

          A T & T Corporation                                      $50,000                 7.500%          06/01/06       $52,875
          A T & T Corporation                                       50,000                 8.125%          01/15/22        52,500
          A T & T Corporation                                       50,000                 8.125%          07/15/24        52,875
          A T & T Corporation                                      100,000                 8.625%          12/01/31       108,000
          American Express Company                                  50,000                 8.625%          05/15/22        53,202
          Anheuser-Busch Companies, Inc.                            25,000                 8.625%          12/01/16        25,594
          Anheuser-Busch Companies, Inc.                            25,000                 9.000%          12/01/09        29,786
          Archer Daniels Midland Corporation                       100,000                 6.250%          05/15/03        99,550
          Archer Daniels Midland Corporation                        25,000                 8.875%          04/15/11        29,704
          BellSouth Telecommunications                              50,000                 6.250%          05/15/03        50,000
          BellSouth Telecommunications                             125,000                 6.750%          10/15/33       118,593
          BellSouth Telecommunications                              50,000                 7.000%          02/01/05        51,688
          BellSouth Telecommunications                              25,000                 7.875%          08/01/32        26,094
          Du Pont (E.I.) De Nemours & Company                       60,000                 6.000%          12/01/01        59,250
          Du Pont (E.I.) De Nemours & Company                       50,000                 7.950%          01/15/23        52,503
          Du Pont (E.I.) De Nemours & Company                       50,000                 8.125%          03/15/04        54,373
          Duke Power Company                                        20,000                 6.375%          03/01/08        19,600
          Duke Power Company                                       100,000                 6.750%          08/01/25        94,125
          General Electric Capital Corporation                     100,000                 8.750%          05/21/07       115,597
          International Business Machines                           50,000                 8.375%          11/01/19        57,250
          Morgan Stanley Group, Inc.                                75,000                 7.500%          02/01/24        74,912
          Pacific Bell                                             100,000                 6.250%          03/01/05        98,125
          Sears, Roebuck and Company                                50,000                 9.250%          04/15/98        50,827
          The Boeing Company                                       150,000                 8.750%          09/15/31       186,994
          The Coca-Cola Company                                     70,000                 8.500%          02/01/22        80,376
          United Parcel Service of America                          50,000                 8.375%          04/01/20        58,586
          U S West, Inc.                                            50,000                 6.875%          09/15/33        46,423
          Wachovia Corporation                                      75,000                 6.375%          04/15/03        73,922
          Wal-Mart Stores, Inc.                                     75,000                 6.500%          06/01/03        25,133
          Wal-Mart Stores, Inc.                                     25,000                 8.500%          09/15/24        27,433
          Wal-Mart Stores, Inc.                                    150,000                 8.875%          06/29/11       156,682
                                                                                                                  ----------------

Total Corporate Obligations (Cost $1,922,374)                                                                           2,082,572
                                                                                                                  ----------------






                                                                                                                    (Continued)


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)
                                                                                                                       Value
                                                                                                   Shares            (note 1)
                                                                                               ---------------    ----------------
INVESTMENT COMPANIES - 5.59%

     Evergreen Money Market Treasury Institutional Money
          Market Fund Institutional Service Shares                                                    468,252            $468,252
     Evergreen Money Market Treasury Institutional Treasury Money
          Market Fund Institutional Service Shares                                                     48,101              48,101
                                                                                                                  ----------------

          Total Investment Companies (Cost $516,353)                                                                      516,353
                                                                                                                  ----------------


Total Value of Investments (Cost $6,066,630 (b))                                                          99.34%       $9,181,435
Other Assets Less Liabilities                                                                              0.66%           61,132
                                                                                               -----------------  ----------------
     Net Assets                                                                                          100.00%       $9,242,567
                                                                                               =================  ================




     (a)  Non-income producing investment.

     (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


          Unrealized appreciation                                                                                      $3,299,989
          Unrealized depreciation                                                                                        (185,184)
                                                                                                                  ----------------

                          Net unrealized appreciation                                                                  $3,114,805
                                                                                                                  ================

     (c)  Foreign securities represent securities issued in the United States markets by non-domestic companies.














See accompanying notes to financial statements

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                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1997
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $6,066,630)                                                                       $9,181,435
       Income receivable                                                                                                 49,619
       Receivable for investments sold                                                                                  106,621
       Other assets                                                                                                       3,524
                                                                                                                  --------------

            Total assets                                                                                              9,341,199
                                                                                                                  --------------

LIABILITIES
       Accrued expenses                                                                                                  19,299
       Disbursements in excess of cash on demand deposit                                                                 79,333
                                                                                                                  --------------

            Total liabilities                                                                                            98,632
                                                                                                                  --------------

NET ASSETS
       (applicable to 587,502 Investor Class Shares outstanding; unlimited
       shares of no par value beneficial interest authorized)                                                        $9,242,567
                                                                                                                  ==============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER
       INVESTOR CLASS SHARE
       ($9,242,567 / 587,502 shares)                                                                                     $15.73
                                                                                                                  ==============

MAXIMUM OFFERING PRICE PER INVESTOR CLASS SHARE
       (100 / 96.5% of $15.73 )                                                                                          $16.30
                                                                                                                  ==============

NET ASSETS CONSIST OF
       Paid-in capital                                                                                               $5,777,733
       Undistributed net investment income                                                                                2,022
       Undistributed net realized gain on investments                                                                   348,007
       Net unrealized appreciation on investments                                                                     3,114,805
                                                                                                                  --------------
                                                                                                                     $9,242,567
                                                                                                                  ==============



















See accompanying notes to financial statements

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                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1997
                                                             (Unaudited)

INVESTMENT INCOME

       Income
            Interest                                                                                                       $91,007
            Dividends                                                                                                       44,285
                                                                                                                    ---------------

                 Total income                                                                                              135,292
                                                                                                                    ---------------

       Expenses
            Investment advisory fees (note 2)                                                                               25,843
            Fund administration fees (note 2)                                                                               10,768
            Distribution and service fees - Investor Class Shares (note 3)                                                  21,542
            Custody fees                                                                                                     4,935
            Registration and filing administration fees (note 2)                                                             1,379
            Fund accounting fees (note 2)                                                                                   10,500
            Audit fees                                                                                                       5,765
            Legal fees                                                                                                       3,082
            Securities pricing fees                                                                                          5,942
            Shareholder recordkeeping fees                                                                                   1,020
            Shareholder servicing expenses                                                                                   2,931
            Registration and filing expenses                                                                                   524
            Printing expenses                                                                                                1,072
            Trustee fees and meeting expenses                                                                                2,341
            Other operating expenses                                                                                         2,430
                                                                                                                    ---------------

                 Total expenses                                                                                            100,074
                                                                                                                    ---------------

                            Net investment income                                                                           35,218
                                                                                                                    ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions                                                                      348,007
       Increase in unrealized appreciation on investments                                                                1,624,452
                                                                                                                    ---------------

            Net realized and unrealized gain on investments                                                              1,972,459
                                                                                                                    ---------------

                 Net increase in net assets resulting from operations                                                   $2,007,677
                                                                                                                    ===============













See accompanying notes to financial statements

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                                                         CAPITAL VALUE FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)



                                                                                          Period ended               Year ended
                                                                                          September 30,               March 31,
                                                                                               1997                      1997
                                                                                               ----                      ----
INCREASE IN NET ASSETS

  Operations
         Net investment income                                                            $     35,218              $     87,910
         Net realized gain from investment transactions                                        348,007                    98,880
         Increase in unrealized appreciation on investments                                  1,624,452                   356,911
                                                                                             ---------                   -------

               Net increase in net assets resulting from operations                          2,007,677                   543,701
                                                                                             =========                   =======

  Distributions to shareholders from
         Net investment income                                                                 (33,196)                  (87,910)
         Tax return of capital                                                                       0                    (8,006)
         Net realized gain from investment transactions                                              0                   (69,095)
                                                                                               -------                   -------

               Decrease in net assets resulting from distributions                             (33,196)                 (165,011)
                                                                                               =======                  ========

  Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                 (470,169)                 (192,238)
                                                                                              --------                  --------

                     Total increase in net assets                                            1,504,312                   186,452

NET ASSETS

  Beginning of period                                                                        7,738,255                 7,551,803
                                                                                             ---------                 ---------

  End of period (including undistributed net investment income                            $  9,242,567              $  7,738,255
                                                                                          ============              ============
                     of $2,022 at September 30, 1997)


(a) A summary of capital share activity follows:
                                                      Period ended                                           Year ended
                                                   September 30, 1997                                      March 31, 1997

                                            Shares                    Value                     Shares                    Value
                                            ------                    -----                     ------                    -----

Shares sold                                 19,868                $ 277,864                      44,461               $  551,414
Shares issued for reinvestment
  of distributions                           2,253                   32,938                      13,109                  163,984
                                             -----                   ------                      ------                  -------

                                            22,121                  310,802                      57,570                  715,398

Shares redeemed                            (53,582)                (780,971)                    (72,371)                (907,636)
                                           -------                 --------                     -------                 --------

  Net decrease                             (31,461)              $ (470,169)                    (14,801)              $ (192,238)
                                           =======               ==========                     =======               ==========



See accompanying notes to financial statements
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                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)

                                                     Period ended        Year ended       Year ended    Year ended      Year ended
                                                     September 30,       March 31,        March 31,      March 31,       March 31,
                                                         1997               1997             1996           1995           1994
                                                         ----               ----             ----           ----           ----

Net asset value, beginning of period                       $12.50            $11.92          $10.75         $10.42          $10.59

   Income from investment operations
      Net investment income                                  0.06              0.15            0.19           0.17            0.15
      Net realized and unrealized gain on inve               3.23              0.70            1.53           0.73            0.41
                                                             ----              ----            ----           ----            ----

         Total from investment operations                    3.29              0.85            1.72           0.90            0.56
                                                             ----              ----            ----           ----            ----

   Distributions to shareholders from
      Net investment income                                 (0.06)            (0.15)          (0.20)         (0.21)          (0.11)
      Tax return of capital                                  0.00             (0.01)           0.00           0.00            0.00
      Net realized gain from investment transa               0.00             (0.11)          (0.35)         (0.36)          (0.62)
                                                             ----             -----           -----          -----           -----

         Total distributions                                (0.06)            (0.27)          (0.55)         (0.57)          (0.73)
                                                            -----             -----           -----          -----           -----

Net asset value, end of period                             $15.73            $12.50          $11.92         $10.75          $10.42
                                                           ======            ======          ======         ======          ======

Total return (c)                                            26.31 %            7.08 %         16.16 %         8.66 %          5.21 %
                                                            =====              ====           =====           ====            ====

Ratios/supplemental data
   Net assets, end of period                           $9,242,567        $7,738,255      $7,551,803     $6,775,562      $6,257,240
                                                       ==========        ==========      ==========     ==========      ==========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived               2.31 % (a)        2.38 %          2.56 %         2.58 %          2.64 %
      After expense reimbursements and waived                2.31 % (a)        2.38 %          2.33 %         2.47 %          2.43 %

   Ratio of net investment income to average net assets
      Before expense reimbursements and waived               0.82 % (a)        1.12 %          1.44 %         1.55 %          1.22 %
      After expense reimbursements and waived                0.82 % (a)        1.12 %          1.66 %         1.66 %          1.43 %

   Portfolio turnover rate                                   9.93 %            7.31 %         12.33 %        24.67 %         32.99 %
   Average broker commissions per share (b)                 $0.0427           $0.1000

(a)      Annualized.

(b)      Represents  total  commissions  paid on portfolio  securities  divided by total portfolio shares purchased or sold on which commissions were charged.

(c)      Total return does not reflect payment of a sales charge.

See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

         Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Investor Class of shares of the Fund on June 15, 1995 and an additional class of shares, the Institutional shares, was authorized. To date, only Investor Class shares have been issued by the Fund. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)



         D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

         F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Capital  Investment
         Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million. The Advisor currently intends to voluntarily waive all or a portion of its fee to limit total Fund operating expenses to 2.50% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waiver will continue.

                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities.

         Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 1997, the Distributor retained sales charges in the amount of $219.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class shares' average daily net assets. The Fund incurred $21,542 of such expenses under the Plan for the period ended September 30, 1997.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $797,736 and $1,402,239, respectively, for the period ended September 30, 1997.

                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)


                                                                                    Interest           Maturity            Value
                                                                 Principal            Rate               Date             (note 1)
                                                            ------------------    ------------      --------------    -------------

U. S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.57%

     United States Treasury Note                                   $50,000           5.750%            08/15/03            $49,198
     United States Treasury Note                                   200,000           6.125%            08/15/07            200,219
     A.I.D. - Equador                                               87,805           7.050%            05/01/15             89,181
     A.I.D. - Ivory Coast                                          290,292           8.100%            12/01/06            303,152
     A.I.D. - Peru                                                 180,595           8.350%            01/01/07            189,083
     B.A.L.T. Conway Partnership Title XI                          138,910          10.750%            11/15/03            145,824
     Cambridge Tanker Title XI                                     209,630           8.450%            02/07/06            218,463
     Chilbar Ship Co. Title XI                                      63,894           6.980%            07/15/01             64,208
     Federal Home Loan Mortgage Corporation
         REMIC Series 1545 Class H                                 200,000           6.000%            06/15/23            187,313
         REMIC 1553 Class E                                        500,000           6.250%            04/15/07            496,875
         Pool #W10001                                               64,000           6.420%            12/01/05             62,859
         REMIC  Pac-1(11) Class J                                  500,000           7.500%            09/15/21            514,218
         Pool #240001 D                                              9,807           9.500%            11/01/97              9,776
     Federal National Mortgage Association
         Pool #73401                                               492,974           6.440%            03/01/06            482,829
         REMIC Series 1993-117 Class K                             478,939           6.500%            07/25/08            469,360
         REMIC Trust G93-20 Class PG                               243,000           6.500%            02/25/19            243,076
         REMIC Trust 1992-169 Class J                              250,000           6.500%            03/25/21            245,938
         REMIC Trust 1992-G52 Class C                               22,598           7.250%            08/25/20             22,768
         Pool #250138                                              100,923           7.500%            07/01/04            102,753
         REMIC Trust G95-2 Class L                                 250,000           8.000%            05/17/04            253,749
     Federal National Mortgage Association Strip
         Series 66 Class 1                                         213,923           7.500%            01/01/20            216,070
     Global Industries Ltd. Title XI                             1,231,000           8.300%            07/15/20          1,295,453
     Government National Mortgage Association
         Pool #16402                                               263,598           8.500%            04/15/12            278,080
         Pool #383137                                              406,208           7.750%            03/15/11            416,795
     Marine Vessel Buffalo Title XI                                360,861           7.270%            09/01/03            376,627
     Moore McCormack Leasing - Series B                            185,000           8.875%            07/15/01            189,601
     Small Business Administration 97-E                            250,000           6.600%            09/01/07            251,294
     Small Business Administration 97-H                            250,000           6.800%            08/01/17            247,449
     Small Business Administration 97-F                            300,000           7.200%            06/01/17            304,133
     Small Business Administration 92-A                            302,099           7.600%            01/01/12            311,615
                                                                                                                    --------------

         Total U. S. Government and Agency Obligations (Cost $8,045,622)                                                 8,237,959
                                                                                                                    --------------




                                                                                                                         (Continued)

                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                            (Unaudited)


                                                                                    Interest           Maturity            Value
                                                                 Principal            Rate               Date             (note 1)
                                                            ------------------    ------------      --------------    -------------

U. S. GOVERNMENT INSURED OBLIGATIONS - 10.70%

     Federal Housing Authority Project Loan
         Crystal City                                              $60,996           2.900%            01/01/06            $51,933
         Downtowner Apartments                                     166,727           8.375%            11/01/11            172,551
         GMAC 32                                                    87,247           7.430%            12/01/21             88,318
         Kinswood Apartments                                       604,786           6.875%            10/01/14            584,056
         USGI #87                                                  421,682           7.430%            08/01/23            427,566
                                                                                                                    --------------

         Total U. S. Government Insured Obligations (Cost $1,335,074)                                                    1,324,424
                                                                                                                    --------------

CORPORATE OBLIGATIONS - 5.02%

     GG1B Funding Corporation                                      462,939           7.430%            01/15/11            458,878
     Monon Railroad                                                175,000           6.000%            01/01/07            162,750
                                                                                                                    --------------

         Total Corporate Obligations (Cost $627,533)                                                                       621,628
                                                                                                                    --------------

CONVENTIONAL MORTGAGE BACKED SECURITIES - 11.90%

     GE Capital Mortgage Services, Inc.
         REMIC Series 1993-17 Class A6                             650,000           6.500%            11/25/23            646,344
     Prudential Home Mortgage Securities
         REMIC Series 1992-50 Class A5                              85,000           7.625%            02/25/23             85,638
         REMIC Series 1994-2 Class A8                              500,000           6.750%            02/25/24            490,157
     Residential Funding Corporation
         REMIC Series 1993-S16 Class A6                            250,000           7.000%            05/25/23            249,610
                                                                                                                    --------------

         Total Conventional Mortgage Backed Securities (Cost $1,447,822)                                                 1,471,749
                                                                                                                    --------------

PRIVATE MORTGAGE BACKED SECURITIES - 1.98%

     Krauss/Schwartz Properties, Ltd.                              140,939           7.740%            02/18/04            138,347
     National Housing Partnership                                  108,627           9.500%            05/01/03            107,101
                                                                                                                    --------------
         Total Private Mortgage Backed Securities (Cost $249,566)                                                          245,448
                                                                                                                    --------------

PRIVATE PLACEMENT CORPORATE SECURITIES - 2.19%

     Rosewood Care Center Capital Funding Corporation
         First Mortgage Bonds                                      289,513           7.250%            11/01/13            271,244
                                                                                                                    ---------------
         (Cost $282,532)

                                                                                                                         (Continued)


                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)


                                                                                                                           Value
                                                                                                        Shares            (note 1)
                                                                                                      ----------    ---------------

INVESTMENT COMPANY - 0.85%

     Performance Funds Trust Money Market Fund "A"                                                      105,282           $105,282
                                                                                                                    ---------------
         (Cost $105,282)

Total Value of Investments (Cost $12,093,431 (a))                                                        99.21 %       $12,277,734
Other assets in excess of liabilities                                                                     0.79 %            97,509
                                                                                                      ------------  ---------------
     Net Assets                                                                                         100.00 %       $12,375,243
                                                                                                      ============  ===============




     (a) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation
         (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

         Unrealized appreciation                                                                                          $239,613
         Unrealized depreciation                                                                                           (55,310)
                                                                                                                   ----------------

                        Net unrealized appreciation                                                                       $184,303
                                                                                                                   ================






See accompanying notes to financial statements


                                                     INVESTEK FIXED INCOME TRUST

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1997
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $12,093,431)                                                                       $12,277,734
       Income receivable                                                                                                  120,028
       Reserve premium                                                                                                      2,659
       Other assets                                                                                                         3,151
                                                                                                           -----------------------

            Total assets                                                                                               12,403,572
                                                                                                           -----------------------

LIABILITIES
       Accrued expenses                                                                                                     4,681
       Disbursements in excess of cash on demand deposit                                                                   23,648
                                                                                                           -----------------------

            Total liabilities                                                                                              28,329
                                                                                                           -----------------------

NET ASSETS
       (applicable to 1,206,030 Institutional Class Shares outstanding; unlimited
       shares of no par value beneficial interest authorized)                                                         $12,375,243
                                                                                                           =======================

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($12,375,243 / 1,206,030 shares)                                                                                    $10.26
                                                                                                           =======================

NET ASSETS CONSIST OF
       Paid-in capital                                                                                                $12,711,956
       Undistributed net investment income                                                                                  3,910
       Accumulated net realized loss on investments                                                                      (524,926)
       Net unrealized appreciation on investments                                                                         184,303
                                                                                                           -----------------------
                                                                                                                      $12,375,243
                                                                                                           =======================






















See accompanying notes to financial statements


                                                     INVESTEK FIXED INCOME TRUST

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1997
                                                             (Unaudited)

INVESTMENT INCOME

       Income
            Interest                                                                                                     $419,889
            Dividends                                                                                                       6,249
                                                                                                           -----------------------

                 Total income                                                                                             426,138
                                                                                                           -----------------------

       Expenses
            Investment advisory fees (note 2)                                                                              26,511
            Fund administration fees (note 2)                                                                               8,837
            Custody fees                                                                                                      974
            Registration and filing administration fees                                                                     1,335
            Fund accounting fees (note 2)                                                                                  10,500
            Audit fees                                                                                                      5,582
            Legal fees                                                                                                      2,236
            Securities pricing fees                                                                                         1,048
            Shareholder recordkeeping fees                                                                                    295
            Shareholder servicing expenses                                                                                  2,189
            Registration and filing expenses                                                                                1,423
            Printing expenses                                                                                                 980
            Trustee fees and meeting expenses                                                                               2,360
            Other operating expenses                                                                                        3,800
                                                                                                           -----------------------

                 Total expenses                                                                                            68,070
                                                                                                           -----------------------

                 Less investment advisory fees waived (note 2)                                                            (15,079)
                                                                                                           -----------------------

                 Net expenses                                                                                              52,991
                                                                                                           -----------------------

                       Net investment income                                                                              373,147
                                                                                                           -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions                                                                      (2,322)
       Decrease in unrealized depreciation on investments                                                                 310,124
                                                                                                           -----------------------

            Net realized and unrealized gain on investments                                                               307,802
                                                                                                           -----------------------

                 Net increase in net assets resulting from operations                                                    $680,949
                                                                                                           =======================










See accompanying notes to financial statements


                                                    INVESTEK FIXED INCOME TRUST

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)



                                                                                                    Period ended        Year ended
                                                                                                   September 30,         March 31,
                                                                                                        1997               1997
                                                                                                        ----               ----
INCREASE (DECREASE) IN NET ASSETS

  Operations
     Net investment income                                                                        $     373,147       $    743,943
     Net realized gain (loss) from investment transactions                                               (2,322)            40,347
     Increase (decrease) in unrealized appreciation (depreciation) on investments                       310,124           (171,926)
                                                                                                        -------           --------

        Net increase in net assets resulting from operations                                            680,949            612,364
                                                                                                        -------            -------

  Distributions to shareholders from
     Net investment income                                                                             (369,407)          (748,208)
                                                                                                       --------           --------

  Capital share transactions
     Increase (decrease) in net assets resulting from capital share transactions (a)                    836,560           (898,136)
                                                                                                        -------           --------

           Total increase (decrease) in net assets                                                    1,148,102         (1,033,980)

NET ASSETS

  Beginning of period                                                                                11,227,141         12,261,121
                                                                                                     ----------         ----------

  End of period (including undistributed net investment income                                   $   12,375,243      $  11,227,141
                                                                                                 ==============      =============
            of $3,910 at September 30, 1997 and $170 at March 31, 1997)


(a) A summary of capital share activity follows:
                                                                      Period ended                              Year ended
                                                                   September 30, 1997                         March 31, 1997

                                                                Shares               Value               Shares              Value
                                                                ------               -----               ------              -----

Shares sold                                                     95,659         $    983,728              90,260       $    912,132
Shares issued for reinvestment
  of distributions                                              24,859              253,933              46,737            470,441
                                                                ------              -------              ------            -------

                                                               120,518            1,237,661             136,997          1,382,573

Shares redeemed                                                (39,156)            (401,101)           (225,604)        (2,280,709)
                                                               -------             --------            --------         ----------

  Net increase (decrease)                                       81,362         $    836,560             (88,607)      $   (898,136)
                                                                ======         ============             =======       ============







See accompanying notes to financial statements



                                                    INVESTEK FIXED INCOME TRUST

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)

                                                             Period ended     Year ended     Year ended     Year ended   Year ended
                                                             September 30,     March 31,      March 31,      March 31,    March 31,
                                                                 1997            1997           1996           1995         1994

Net asset value, beginning of period                                $9.98         $10.11         $9.74          $9.93       $10.48

   Income from investment operations
      Net investment income                                          0.32           0.65          0.66           0.63         0.61
      Net realized and unrealized gain (loss) on investments         0.28          (0.13)         0.37          (0.19)       (0.43)

         Total from investment operations                            0.60           0.52          1.03           0.44         0.18

   Distributions to shareholders from
      Net investment income                                         (0.32)         (0.65)        (0.66)         (0.63)       (0.60)
      Net realized gain from investment transactions                 0.00           0.00          0.00           0.00        (0.13)

         Total distributions                                        (0.32)         (0.65)        (0.66)         (0.63)       (0.73)

Net asset value, end of period                                     $10.26          $9.98        $10.11          $9.74        $9.93

Total return                                                         6.07%          5.38%        10.70%          4.73%        1.43%

Ratios/supplemental data

   Net assets, end of period                                   $12,375,243    $11,227,141   $12,261,121    $14,983,474  $17,641,814

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees                  1.16%(a)       1.20%         1.08%          1.08%        1.41%
      After expense reimbursements and waived fees                   0.90%(a)       0.90%         0.87%          0.77%        0.77%

   Ratio of net investment income to average net assets
      Before expense reimbursements and waived fees                  6.08%(a)       6.07%         6.20%          6.15%        5.45%
      After expense reimbursements and waived fees                   6.34%(a)       6.37%         6.41%          6.45%        5.82%

   Portfolio turnover rate                                           4.23%         32.94%        16.57%         19.64%       34.42%

(a) Annualized.

See accompanying notes to financial statements


                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Investek Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment grade fixed income securities. The Fund began operations on November 15, 1991.

         Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on August 1, 1996, and an additional class of shares, the Investor Shares, was authorized. To date, only Institutional Shares have been issued by the Fund. The Investor Shares will be sold with a sales charge and will bear potential distribution expenses and service fees. The Institutional Shares are sold without a sales charge and bears no shareholder servicing or distribution fees. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

                  The financial statements include securities valued at $8,123,271 (66% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $562,951, $492,567 of which expires in the year 2003 and $70,384 of which expires in the year 2004. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

         D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Investek Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $15,079 ($0.01 per share) for the period ended September 30, 1997.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.15% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $1,351,262 and $484,328, respectively, for the period ended September 30, 1997.

[letterhead]              Zaske, Sarafa, & Associates, Inc.
                          Investment Counsel

ZSA Asset Allocation Fund
Semi-annual Review
October 21, 1997

Dear Shareholder:

For the six month period ending September 30, 1997, the ZSA Asset Allocation Fund continued to meet its objective as a multi-asset global fund which provides a conservative strategy directed at consistent high quality returns.

There are few choices for the investor who seeks broad diversification in one fund. There are some timing services that the investor can buy to mix and trade funds, but that just adds another expense layer and another level of uncertainty. The ZSA Asset Allocation Fund seeks to alleviate the problem of deciding how much one should have in the US stock market, and when to increase or decrease the exposure ... and where to put the proceeds of such a decision.

In the last six months, we had roaring markets in all sectors, and we kept pace with the individual asset class benchmarks:

US Equities         ZSA AA   25.96%                S&P 500           26.25%
Fixed Income        ZSA AA    7.75%                Lehman Govt/Corp   7.61%
REIT's              ZSA AA   14.16%                NAREIT            17.39%
International       ZSA AA   20.14%                EAFE              11.35%

As you can see we had strong performance across the board. The exception being the REITs. The NAREIT index contains hotel REITs which have had terrific performance. As a rule, we do not use hotel REITs because of their extreme volatility and because they really represent more of an operating business than real estate. This is consistent with our objective of dampening the volatility of returns where we can.

We are positioned well for the uncertainties ahead. Even in the peak, trough and sharp rise that occurred between August 7, and the end of the quarter, this conservative fund outperformed the mighty S&P 500. It is in these periods of adversity that we should shine. Diversification is itself generally a defensive strategy. We are not trying to be loaded in one investment that might or might not be the best performer. That risk is outside the investment policy of the fund.

Remember, it is not the potential return that is important, it is the sustainability of reasonable returns that we seek. Some years ago, a great speculator approaching his eightieth birthday shared his personal credo with me, "Let's get rich slowly," he said.

For more  information  and  analyses,  please give me a call. My private line is
(248) 901-1518. As a result of the new tax law, there are many more people who qualify for IRAs. This fund is an ideal place to start that new IRA, or transfer a languishing rollover. Please contact your broker or me. We would be happy to give you our personal attention in this matter.

Respectfully,

/S/ Arthur E. Zaske

Arthur E. Zaske
Chief Investment Officer

                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                      Value
                                                                                                   Shares           (note 1)
                                                                                                --------------    --------------
COMMON STOCKS - 67.81%

       Beverages - 1.29%
            The Coca-Cola Company                                                                       1,500           $91,500
                                                                                                                  --------------

       Chemicals - 1.03%
            Monsanto Company                                                                            1,700            66,194
       (a)  Solutia Inc.                                                                                  340             6,800
                                                                                                                  --------------
                                                                                                                         72,994
                                                                                                                  --------------
       Computers - 2.49%
       (a)  Adaptec, Inc.                                                                               3,800           177,650
                                                                                                                  --------------

       Computer Software & Services - 2.42%
            Adobe Systems Incorporated                                                                    800            40,300
       (a)  Microsoft Corporation                                                                       1,000           132,312
                                                                                                                  --------------
                                                                                                                        172,612
                                                                                                                  --------------
       Cosmetics & Personal Care - 1.21%
            Gillette Company                                                                            1,000            86,375
                                                                                                                  --------------

       Electrical Equipment - 1.16%
            Linear Technology Corporation                                                               1,200            82,500
                                                                                                                  --------------

       Electronics - 1.34%
            General Electric Company                                                                    1,400            95,550
                                                                                                                  --------------

       Entertainment - 0.79%
             The Walt Disney Company                                                                      700            56,437
                                                                                                                  --------------

       Financial - Banks, Commercial - 0.95%
            First Chicago NBD Corporation                                                                 900            67,725
                                                                                                                  --------------

       Financial - Banks, Money Center - 1.19%
            Chase Manhattan Corporation                                                                   718            84,724
                                                                                                                  --------------

       Financial Services - 1.19%
            Green Tree Financial Corporation                                                            1,800            84,600
                                                                                                                  --------------

       Food - Processing - 0.53%
            Philip Morris Companies Inc.                                                                  900            37,406
                                                                                                                  --------------

       Foreign Securities - 19.73%
            ABB AB - ADR                                                                                  200            28,300
            Banco Bilbao Vizcaya, S. A. - ADR                                                           1,050            32,155

                                                                                                                    (Continued)


                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                      Value
                                                                                                   Shares           (note 1)
                                                                                                --------------    --------------
COMMON STOCKS - (Continued)

       Foreign Securities - (Continued)
            British Airways plc - ADR                                                                     150           $16,388
            British Telecommunications plc - ADR                                                          150             9,994
            Broken Hill Proprietary Company Limited - ADR                                                 800            18,750
            Commerzbank AG - ADR                                                                        1,500            54,750
       (a)  Elan Corporation plc - ADR                                                                  2,100           105,130
            Elsevier NV - ADR                                                                             550            16,259
            Endesa S.A. - ADR                                                                           1,400            30,100
            Fletcher Challenge Building - ADR                                                             362            11,922
            Fletcher Challenge Energy - ADR                                                               362            16,290
            Fletcher Challenge Forests - ADR                                                              248             3,100
            Fletcher Challenge Paper - ADR                                                                725            15,044
            Fuji Photo Film - ADR                                                                         750            31,031
            Hitachi Ltd. - ADR                                                                            100             8,819
            Honda Motor Co., Ltd. - ADR                                                                   500            34,875
            Hong Kong Telecommunications Ltd. - ADR                                                     2,700            60,413
            HSBC Holdings plc - ADR                                                                       200            67,400
            Koninklijke Ahold NV - ADR                                                                  1,050            28,481
            Kyocera Corporation - ADR                                                                     200            26,425
            Luxottica Group S.p.A. - ADR                                                                  500            28,469
            LVMH (Moet Hennessy Louis Vuitton) - ADR                                                      550            23,581
            Matsushita Electric Industrial Company, Ltd. - ADR                                            150            26,925
            NKK Corporation - ADR                                                                       2,100            29,400
            Norsk Hydro ASA - ADR                                                                       1,150            68,784
            Novartis - ADR                                                                                396            30,837
            Pioneer Electronic Corporation - ADR                                                        2,300            49,019
            Rhone-Poulenc - ADR                                                                           750            30,328
            Roche Holding AG - ADR                                                                        550            49,638
            Royal Dutch Petroleum Company                                                               2,800           155,400
            Sanyo Electric Company - ADR                                                                1,300            20,475
            Siemens AG - ADR                                                                              700            46,550
            Telecom Italia SpA - ADR                                                                      500            33,563
            Telefonaktiebolaget LM Ericsson - ADR                                                         750            35,953
            Telefonica de Espana - ADR                                                                    500            47,063
            Tokio Marine & Fire Insurance Company - ADR                                                   600            36,300
            Total SA - ADR                                                                                600            34,388
            Toyota Motor Corporation - ADR                                                                500            30,500
            WMC Limited - ADR                                                                             600            11,588
                                                                                                                  --------------
                                                                                                                      1,404,387
                                                                                                                  --------------



                                                                                                                    (Continued)


                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                      Value
                                                                                                   Shares           (note 1)
                                                                                                --------------    --------------
COMMON STOCKS - (Continued)

        Household Products & Housewares - 2.36%
            Libbey, Inc.                                                                                2,000           $71,375
            The Procter & Gamble Company                                                                1,400            96,687
                                                                                                                  --------------
                                                                                                                        168,062
                                                                                                                  --------------
       Insurance - Multiline - 1.30%
            American International Group, Inc.                                                            900            92,869
                                                                                                                  --------------

       Machine - Construction & Mining - 1.21%
            Caterpillar Inc.                                                                            1,600            86,300
                                                                                                                  --------------

       Manufactured Housing - 1.00%
            Clayton Homes, Inc.                                                                         3,827            71,038
                                                                                                                  --------------

       Medical - Biotechnology - 1.32%
            Medtronic, Inc.                                                                             2,000            94,250
                                                                                                                  --------------

       Medical - Hospital Management & Service - 0.60%
       (a)  MedPartners, Inc.                                                                           2,000            42,875
                                                                                                                  --------------

       Metal Fabrication & Hardware - 0.93%
            Kaydon Corporation                                                                          1,100            65,863
                                                                                                                  --------------

       Metals - Diversified - 0.98%
            Phelps Dodge Corporation                                                                      900            69,862
                                                                                                                  --------------

       Oil & Gas - Domestic - 0.81%
            Enron Corporation                                                                           1,500            57,750
                                                                                                                  --------------

       Oil & Gas - International - 1.87%
            Chevron Corporation                                                                         1,600           133,100
                                                                                                                  --------------

       Pharmaceuticals - 0.76%
            Abbott Laboratories                                                                           850            54,347
                                                                                                                  --------------

       Real Estate Investment Trust - 11.55%
            Avalon Properties, Inc.                                                                       425            12,644
            Beacon Properties Corporation                                                               1,050            48,103
            BRE Properties, Inc.                                                                          900            25,425
            Burnham Pacific Properties, Inc.                                                            2,700            39,825
            Cali Realty Corporation                                                                       800            33,300
            Camden Property Trust                                                                         800            24,500

                                                                                                                    (Continued)


                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                      Value
                                                                                                   Shares           (note 1)
                                                                                                --------------    --------------
COMMON STOCKS - (Continued)

       Real Estate Investment Trust - (Continued)
            CarrAmerica Realty Corporation                                                              1,750           $56,000
            Chateau Properties, Inc.                                                                    1,922            56,699
            Cousins Properties, Inc.                                                                    1,300            38,919
            Developers Diversified Realty Corporation                                                     650            26,000
            Duke Realty Investments, Inc.                                                               2,400            54,750
            EastGroup Properties, Inc.                                                                  1,950            42,656
            Equity Residential Properties Trust                                                           231            12,604
            Federal Realty Investment Trust                                                               400            10,075
            General Growth Properties                                                                     350            12,950
            Highwoods Properties, Inc.                                                                    750            26,531
            IRT Property Company                                                                        1,000            12,750
            Kimco Realty Corporation                                                                    1,050            36,553
            Liberty Property Trust                                                                      1,400            37,713
            Merry Land & Investment Company, Inc.                                                         500            11,031
            New Plan Realty Trust                                                                         500            11,813
            Oasis Residential, Inc.                                                                       500            12,188
            Post Properties, Inc.                                                                         275            10,931
            Security Capital Pacific Trust                                                              1,000            23,500
            Simon DeBartolo Group, Inc.                                                                   800            26,400
            Spieker Properties, Inc.                                                                    1,000            40,563
            Taubman Centers, Inc.                                                                       1,650            21,141
            United Dominion Realty Trust, Inc.                                                          1,500            22,500
            Washington Real Estate Investment Trust                                                       650            11,050
            Weingarten Realty Investors                                                                   275            11,000
            Western Investment Real Estate Trust                                                          900            12,150
                                                                                                                  --------------
                                                                                                                        822,264
                                                                                                                  --------------
       Retail - Specialty Line - 1.39%
       (a)  Borders Group, Inc.                                                                         3,600            99,000
                                                                                                                  --------------

       Telecommunications - 0.47%
            Lucent Technologies, Inc.                                                                     410            33,338
                                                                                                                  --------------

       Toys - 1.40%
            Mattel, Inc.                                                                                3,000            99,375
                                                                                                                  --------------

       Transportation - Miscellaneous - 1.23%
            CSX Corporation                                                                             1,500            87,750
                                                                                                                  --------------

       Utilities - Electric - 1.67%
            Edison International                                                                        4,700           118,675
                                                                                                                  --------------

                                                                                                                    (Continued)


                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                      Value
                                                                                                   Shares           (note 1)
                                                                                                --------------    --------------
COMMON STOCKS - (Continued)

       Utilities - Telecommunications - 1.64%
            AT&T Corporation                                                                            1,000           $44,250
            GTE Corporation                                                                             1,600            72,600
                                                                                                                  --------------
                                                                                                                        116,850
                                                                                                                  --------------
       Warrant - 0.00%
            Security Capital Group Incorporated (expiration date 09/18/98)                                 53               405
                                                                                                                  --------------

Total Common Stocks (Cost $3,096,809)                                                                                 4,828,433
                                                                                                                  --------------

                                                                                 Interest         Maturity
                                                               Principal           Rate             Date
                                                             --------------    --------------   --------------

U. S. GOVERNMENT OBLIGATIONS - 30.56%

            United States Treasury Bill                           $350,000           0.00%           10/23/97           349,040
            United States Treasury Note                            750,000           7.00%           07/15/06           790,898
            United States Treasury Note                            975,000           7.25%           05/15/04         1,036,090
                                                                                                                  --------------

Total U. S. Government Obligations (Cost $2,082,622)                                                                  2,176,028
                                                                                                                  --------------


                                                                                                    Shares
                                                                                                --------------
INVESTMENT COMPANIES - 6.52%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares                                                  363,248           363,248
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares                                            100,810           100,810
                                                                                                                  --------------

Total Investment Companies (Cost $464,058)                                                                              464,058
                                                                                                                  --------------


Total Value of Investments (Cost $5,643,489 (b))                                                       104.89 %      $7,468,519
Liabilities In Excess of Other Assets                                                                   (4.89)%        (348,234)
                                                                                                --------------    --------------
       Net Assets                                                                                      100.00 %      $7,120,285
                                                                                                ==============    ==============










                                                                                                                    (Continued)


                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)



       (a)  Non-income producing investment.

       (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation                                                                $1,887,962
            Unrealized depreciation                                                                   (62,932)
                                                                                                --------------

                            Net unrealized appreciation                                            $1,825,030
                                                                                                ==============


       The following acronyms are used throughout this portfolio:
            ADR - American Depositary Receipt
            PLC - Public Liability Company































See accompanying notes to financial statements

                                                      ZSA ASSET ALLOCATION FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1997
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $5,643,489)                                                                       $7,468,519
       Income receivable                                                                                                 50,297
       Deferred organization expenses, net (note 4)                                                                       3,644
       Other assets                                                                                                       7,717
                                                                                                                  --------------

            Total assets                                                                                              7,530,177
                                                                                                                  --------------

LIABILITIES
       Accrued expenses                                                                                                   7,728
       Disbursements in excess of cash on demand deposit                                                                402,164
                                                                                                                  --------------

            Total liabilities                                                                                           409,892
                                                                                                                  --------------

NET ASSETS
       (applicable to 471,018 shares outstanding; unlimited
        shares of no par value beneficial interest authorized)                                                       $7,120,285
                                                                                                                  ==============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($7,120,285 / 471,018 shares)                                                                                     $15.12
                                                                                                                  ==============

NET ASSETS CONSIST OF
       Paid-in capital                                                                                               $4,994,004
       Undistributed net investment income                                                                                3,465
       Undistributed net realized gain on investments                                                                   297,786
       Net unrealized appreciation on investments                                                                     1,825,030
                                                                                                                  --------------
                                                                                                                     $7,120,285
                                                                                                                  ==============






















See accompanying notes to financial statements


                                                      ZSA ASSET ALLOCATION FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1997
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Interest                                                                                                       $96,665
            Dividends                                                                                                       57,314
                                                                                                                    ---------------

                 Total income                                                                                              153,979
                                                                                                                    ---------------

       Expenses
            Investment advisory fees (note 2)                                                                               39,741
            Fund administration fees (note 2)                                                                                9,935
            Distribution fees (note 3)                                                                                       9,936
            Custody fees                                                                                                     3,209
            Registration and filing administration fees (note 2)                                                             1,642
            Fund accounting fees (note 2)                                                                                   10,500
            Audit fees                                                                                                       4,212
            Legal fees                                                                                                       3,156
            Securities pricing fees                                                                                          3,955
            Shareholder recordkeeping fees                                                                                     599
            Shareholder servicing expenses                                                                                   2,670
            Registration and filing expenses                                                                                 2,776
            Printing expenses                                                                                                1,276
            Amortization of deferred organization expenses (note 4)                                                          3,911
            Trustee fees and meeting expenses                                                                                2,361
            Other operating expenses                                                                                         1,883
                                                                                                                    ---------------

                 Total expenses                                                                                            101,762
                                                                                                                    ---------------

                 Less investment advisory fees waived (note 2)                                                             (23,998)
                                                                                                                    ---------------

                 Net expenses                                                                                               77,764
                                                                                                                    ---------------

                       Net investment income                                                                                76,215
                                                                                                                    ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions                                                                      159,241
       Increase in unrealized appreciation on investments                                                                  780,808
                                                                                                                    ---------------

            Net realized and unrealized gain on investments                                                                940,049
                                                                                                                    ---------------

                 Net increase in net assets resulting from operations                                                   $1,016,264
                                                                                                                    ===============







See accompanying notes to financial statements


                                                     ZSA ASSET ALLOCATION FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)




                                                                                                Period ended           Year ended
                                                                                               September 30,           March 31,
                                                                                                    1997                  1997
                                                                                                    ----                  ----
DECREASE IN NET ASSETS

  Operations
     Net investment income                                                                      $     76,215          $    196,480
     Net realized gain from investment transactions                                                  159,241               770,278
     Increase in unrealized appreciation on investments                                              780,808                 3,607
                                                                                                     -------                 -----

        Net increase in net assets resulting from operations                                       1,016,264               970,365
                                                                                                   ---------               -------

  Distributions to shareholders from
     Net investment income                                                                           (72,250)             (198,165)
     Net realized gain from investment transactions                                                        0                  (200)
                                                                                                      ------                  ----

        Decrease in net assets resulting from distributions                                          (72,250)             (198,365)
                                                                                                     -------               --------

  Capital share transactions
     Decrease in net assets resulting from capital share transactions (a)                         (1,995,710)           (2,225,412)
                                                                                                  ----------            ----------

           Total decrease in net assets                                                           (1,052,196)           (1,453,412)

NET ASSETS

  Beginning of period                                                                              8,172,481             9,625,893
                                                                                                   ---------             ---------

  End of period (including undistributed net investment income                                 $   7,120,285         $   8,172,481
                                                                                               =============         =============
            of $3,465 at September 30, 1997)


(a) A summary of capital share activity follows:
                                                                    Period ended                              Year ended
                                                                 September 30, 1997                         March 31, 1997

                                                             Shares               Value               Shares               Value
                                                             ------               -----               ------               -----

Shares sold                                                   26,113      $      385,964             138,546         $   1,838,748
Shares issued for reinvestment
  of distributions                                             4,855              72,003              14,919               194,507
                                                               -----              ------              ------               -------

                                                              30,968             457,967             153,465             2,033,255

Shares redeemed                                             (167,425)         (2,453,677)           (323,926)           (4,258,667)
                                                            --------          ----------            --------            ----------

  Net decrease                                              (136,457)     $   (1,995,710)           (170,461)        $  (2,225,412)
                                                            ========      ==============            ========         =============



See accompanying notes to financial statements


                                                     ZSA ASSET ALLOCATION FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)

                                                        Period ended       Year ended     Year ended     Year ended    Year ended
                                                        September 30,       March 31,      March 31,      March 31,      March 31,
                                                             1997              1997           1996           1995           1994

Net asset value, beginning of period                           $13.45          $12.37         $10.76        $10.92         $10.77

   Income (loss) from investment operations
      Net investment income (loss)                               0.15            0.29           0.30          0.15          (0.01)
      Net realized and unrealized gain (loss) on investments     1.66            1.08           1.61         (0.17)          0.31

         Total from investment operations                        1.81            1.37           1.91         (0.02)          0.30

   Distributions to shareholders from
      Net investment income                                     (0.14)          (0.29)         (0.30)        (0.14)         (0.01)
      Net realized gain from investment transactions             0.00            0.00           0.00          0.00          (0.14)

         Total distributions                                    (0.14)          (0.29)         (0.30)        (0.14)         (0.15)

Net asset value, end of period                                 $15.12          $13.45         $12.37        $10.76         $10.92

Total return                                                    13.48%          11.20%         17.80%        (0.62)%         2.67%

Ratios/supplemental data

   Net assets, end of period                               $7,120,285      $8,172,481     $9,625,893    $10,564,778    $13,554,753

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees              2.55%(a)        2.37%          2.30%         2.03%          2.75%
      After expense reimbursements and waived fees               1.95%(a)        1.95%          1.91%         1.95%          1.92%

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees              1.32%(a)        1.77%          2.06%         1.18%         (0.88)%
      After expense reimbursements and waived fees               1.91%(a)        2.18%          2.45%         1.27%         (0.05)%

   Portfolio turnover rate                                       35.47%          9.57%         67.89%       130.53%         53.66%

   Average broker commissions per share (b)                      $0.1033        $0.10            -              -             -

(a)      Annualized.

(b)      Represents  total  commissions  paid on portfolio  securities  divided by total portfolio shares purchased or sold on which commissions were charged


See accompanying notes to financial statements


                            ZSA ASSET ALLOCATION FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The ZSA Asset Allocation Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on August 10, 1992. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.





                                                                     (Continued)

                            ZSA ASSET ALLOCATION FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


         F. Repurchase Agreement - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Zaske, Sarafa & Associates, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.95% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $23,998 ($0.04 per share) for the period ended September 30, 1997.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


                                                                     (Continued)

                            ZSA ASSET ALLOCATION FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


 NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $9,936 of such expenses under the Plan for the period ended September 30, 1997.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         Expenses totalling $23,750 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

         The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $2,426,036 and $3,103,625, respectively, for the period ended September 30, 1997.

[letterhead}                 Brown Capital Management, Inc.



November 14, 1997



Dear Sharehholder:

The experts and pundits are beginning to run out of adjectives and superlatives to describe the current state of the stock market. About all we can say is that the surge of rising stock prices continues. Following a relatively volatile first quarter and a modest S&P 500 Index total return of 2.7%, the market roared through the second quarter with a robust total return of 17.4%. There have only been sixteen quarters since 1926 when the gain has been more than 15% -- the average quarterly return over this period being 2.1%.

Flash! Flash! As swiftly as London's paparazzi can snap an unflattering pose, so can Wall Street's own paparazzi quickly dim the lights on "stars" from years past. The third quarter saw investors' aperture narrow on such multinational royalty as Coca-Cola and Gillette (down 10.1% and 8.7%, respectively), while their lights shone brightly to illuminate such up and comers as EMC, up 49.7%, and T. Rowe Price, up 30.5%.

Following the modest 1.5% decline in 1994, the S&P 500 Index has risen steadily, achieving a total return of 37.4% in 1995, 22.0% in 1996 and 20.6% in the first half of this year.

Our belief in the second quarter that revenue growth would be the determining factor in reversing the recent trends of the "cap gap" did indeed develop in the third quarter. Investors propelled the returns of small-and mid-capitalization stocks well beyond those of the large capitalization stocks as it became apparent that certain "highly dependable" multinational companies were not infallible. In the third quarter, large companies measured by the S&P 500 Index produced a total return of 7.2%, while small companies captured by the Russell 2000 Index returned 14.8%. Year-to-date, the "cap gap" has narrowed significantly to roughly 300 basis points in favor of large capitalization stocks (up 29.6%). Other indexes we usually note were as follows: Merrill Lynch 500 Municipal Bond Index up 4.2%, and the Lehman Government/Corporate Bond Index up 3.51%.

This chain of extraordinary returns has been further enhanced by an unusually low level of inflation. Rarely have the long term needs and obligations of individual and institutional investment programs been so handsomely rewarded on a real return basis. Does it get much better than this?

We do view the market as richly valued at a current  price/earnings  multiple of
19.1 times our twelve month forward earnings estimate. However, in an environment of low inflation (2.5%-3.0%) and consequently low interest rates, we do not believe the S&P 500 valuation is overextended. Based on 5 year bond yields at 6% and our operating earnings estimate of $50 (next twelve months), the S&P 500 at 947 (9/30/97) appears to be at least 7% below fair value. Therefore, while we do see modest upside from multiple expansion, price appreciation above that level is more likely to be driven by a sustained outlook for strong earnings growth.

Why did it get this good to begin with? The easy answer is that the market's progress reflects a reasonably balanced, steadily growing economy accompanied by low inflation and improving profitability. This translates into rising earnings and price earnings multiples. Obviously, there are a myriad of contributing factors to the current set of strong economic fundamentals. In our view one of the strongest forces at work is the compelling need to improve productivity, which creates improved profitability. In the past couple of years Corporate America has not only embraced the concept of "value creation", but, more importantly, has put in place the criteria, programs, systems, procedures, capital and people to make better "value creating" decisions. Products and services that save users time, money and headaches have been in big demand and are the basic reason why technology based companies have been strong contributors to recent investment performance and represent a large portion of your portfolio.

Traditionally, the S&P 500 Index, or any other "large cap" index, does not fully account for the variety of currents and cross currents taking place in the economy or the marketplace. Not all investment performance measures matched that of the big companies. Some small company indices improved in the second quarter compared to big company indices but still trail for the first half, as they did for 1996. For the quarter the Russell 2000 Index, a performance index for small companies, trailed the S&P 500 Index by a smidgen, 16.2% total return vs. 17.4%. The first quarter was quite disappointing for small companies as the Russell 2000 Index return was negative 5.1% against a positive 2.7% return for the S&P 500 Index. Even within the S&P 500 Index, stocks of the bigger market capitalization companies have outperformed the smaller capitalization components of the Index. Big has not only been better, it's been best! Exuberant demand for equities has lead many skittish managers to invest in what they perceive as the most liquid and safest investments - the large cap representatives of Corporate America. Since the S&P 500 Index is a market capitalization weighted index, the 25 largest capitalization companies of the 500 total in the Index represent a disproportionate share of the Index's market value. These 25 large companies currently account for about a third of the total market value of the Index. As more and more dollars chase a limited number of individual stocks the big cap versus small cap performance indices will continue to diverge.

Excessive wage expansion has often been the factor that put pressure on profit margins and earnings expansion. If there was pressure on margins, then revenue growth becomes the engine of earnings growth. Here we think the biggest companies will lose some advantage to smaller companies, particularly those smaller companies that through product and service innovation can gain increasing share of existing markets or create altogether new markets. We believe revenue growth will be the determining factor in reversing the recent trends of the "cap gap".

Traditionally, revenue growth is an important component of our investment selection process. Selection of individual investments based on the company's level and durability of revenue growth, ability to create and defend market presence, strong financial structure and seasoned management teams has gotten lost as the demand for stocks surges to new heights. However, we don't think this old fashion bottoms-up approach has lost any of its basic appeal or strength. Additions to our portfolios in the second quarter were several new companies that we believe represent excellent matches to our selection criteria as well as attractive long term investment commitments. These include Acxiom and BMC Software, whose products and services provide a wide range of data processing and information integration activities, Danaher, an outstanding manufacturer of tools and process/environmental control products and Perkin Elmer, a major supplier of analytical systems for the biotech and pharmaceutical industries.

The underlying fundamental drivers were favorable in the second quarter for the fixed income markets. Inflation remained moderate, economic growth slowed, and therefore the Federal Reserve left interest rates unchanged. We feel comfortable with the present portfolio positioning. However, in retrospect, we would have fared better by aggressively lengthening maturities. Spreads are still very narrow, and except in special situations, it doesn't pay to downgrade in quality.

Valuation is also a very important component of our GARP (Growth At A Reasonable Price) investment philosophy. Recall that our valuation methodology is driven principally by our expectation of a company's sustainable earnings growth rate over the next 3-5 years, and by the prevailing level of interest rates. Our portfolio companies continue to rank very attractive in terms of risk-adjusted upside potential relative to the overall market.

One investment candidate that met both our fundamental and valuation selection criteria and was added to the portfolios during the third quarter was Health Management Associates. HMA is a rapidly growing acquirer and operator of hospitals in non-urban areas in the southeast and southwest led by a lean, centralized management team with a demonstrated successful track record.





Sincerely,

/S/ Eddie C. Brown

Eddie C. Brown

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                   Value
                                                                               Shares                            (note 1)
                                                                           ----------------                   ----------------
COMMON STOCKS - 96.56%

       Biopharmaceuticals - 1.43%
            The Perkin-Elmer Corporation                                             1,300                            $94,981
                                                                                                              ----------------

       Chemicals - 1.47%
            M. A. Hanna Company                                                      3,675                             97,618
                                                                                                              ----------------

       Computers - 3.71%
        (a) EMC Corporation                                                          1,950                            113,831
            Hewlett-Packard Company                                                  1,900                            132,169
                                                                                                              ----------------
                                                                                                                      246,000
                                                                                                              ----------------
       Computer Software & Services - 12.57%
        (a) Acxiom Corporation                                                       5,300                             92,419
        (a) BMC Software, Inc.                                                       1,100                             71,225
        (a) Cisco Systems, Inc.                                                      2,700                            197,269
        (a) Microsoft Corporation                                                      600                             79,387
        (a) Oracle Corporation                                                       3,787                            137,989
        (a) Sterling Commerce, Inc.                                                  3,672                            131,962
        (a) Sterling Software, Inc.                                                  3,450                            123,769
                                                                                                              ----------------
                                                                                                                      834,020
                                                                                                              ----------------
       Electrical Equipment - 5.78%
            Belden, Inc.                                                             3,300                            124,369
            Honeywell, Inc.                                                          1,900                            127,656
        (a) Vishay Intertechnology, Inc.                                             4,988                            131,870
                                                                                                              ----------------
                                                                                                                      383,895
                                                                                                              ----------------
       Electronics - 4.09%
            General Electric Company                                                 1,300                             88,725
        (a) Solectron Corporation                                                    4,100                            182,450
                                                                                                              ----------------
                                                                                                                      271,175
                                                                                                              ----------------
       Electronics - Semiconductor - 2.23%
            Intel Corporation                                                        1,600                            147,800
                                                                                                              ----------------

       Entertainment - 2.79%
            Carnival Corporation                                                     4,010                            185,462
                                                                                                              ----------------

       Financial - Banks, Money Center - 3.50%
            Chase Manhattan Corporation                                              1,970                            232,460
                                                                                                              ----------------

       Financial Services - 8.15%
            Equifax, Inc.                                                            3,150                             99,028
            Green Tree Financial Corporation                                         5,250                            246,750
            T. Rowe Price Associates, Inc.                                           2,900                            195,025
                                                                                                              ----------------
                                                                                                                      540,803
                                                                                                              ----------------
                                                                                                                  (Continued)


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                   Value
                                                                               Shares                            (note 1)
                                                                           ----------------                   ----------------
COMMON STOCKS - (Continued)

       Hand & Machine Tools - 2.01%
            Danaher Corporation                                                      2,300                           $133,400
                                                                                                              ----------------

       Household Products & Housewares - 2.68%
            Newell Company                                                           4,450                            178,000
                                                                                                              ----------------

       Insurance - Life & Health - 2.22%
            AFLAC, Incorporated                                                      2,712                            147,126
                                                                                                              ----------------

       Medical - Biotechnology - 1.66%
        (a) Amgen, Inc.                                                              2,300                            110,256
                                                                                                              ----------------

       Medical - Hospital Management & Service - 4.03%
        (a) Health Care and Retirement Corporation                                   3,550                            132,016
        (a) Health Management Associates, Inc.                                       1,900                             60,087
            United Healthcare Corporation                                            1,500                             75,000
                                                                                                              ----------------
                                                                                                                      267,103
                                                                                                              ----------------
       Medical Supplies - 1.82%
            Johnson & Johnson                                                        2,100                            120,750
                                                                                                              ----------------

       Miscellaneous - Manufacturing - 3.26%
            Illinois Tool Works, Inc.                                                2,600                            129,188
            Pall Corporation                                                         4,050                             87,328
                                                                                                              ----------------
                                                                                                                      216,516
                                                                                                              ----------------
       Pharmaceuticals - 7.65%
            ALZA Corporation                                                         3,900                            113,100
            Cardinal Health, Inc.                                                    3,375                            239,625
            R.P. Scherer Corporation                                                 2,500                            154,844
                                                                                                              ----------------
                                                                                                                      507,569
                                                                                                              ----------------
       Real Estate - 1.77%
            The Rouse Company                                                        3,800                            117,800
                                                                                                              ----------------

       Real Estate Investment Trust - 1.83%
            Post Properties, Inc.                                                    3,050                            121,237
                                                                                                              ----------------

       Restaurants & Food Service - 4.58%
        (a) The Cheesecake Factory                                                   4,100                            113,006
            Cracker Barrel Old Country Store, Inc.                                   5,900                            191,013
                                                                                                              ----------------
                                                                                                                      304,019
                                                                                                              ----------------
       Retail - Apparel - 1.54%
            Nordstrom, Inc.                                                          1,600                            102,000
                                                                                                              ----------------

                                                                                                                  (Continued)


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                   Value
                                                                               Shares                            (note 1)
                                                                           ----------------                   ----------------
COMMON STOCKS - (Continued)

       Retail - Department Stores - 2.69%
            Dollar General Corporation                                               5,245                           $178,658
                                                                                                              ----------------

       Retail - Grocery - 1.82%
            Casey's General Stores, Inc.                                             4,900                            120,663
                                                                                                              ----------------

       Retail - Specialty Line - 8.84%
        (a) AutoZone, Inc.                                                           6,700                            201,000
            Fastenal Company                                                         2,500                            133,125
            Home Depot, Inc.                                                         4,850                            252,806
                                                                                                              ----------------
                                                                                                                      586,931
                                                                                                              ----------------
       Utilities - Gas - 2.44%
            MCN Energy Group, Inc.                                                   5,050                            161,600
                                                                                                              ----------------

            Total Common Stocks (Cost $4,833,098)                                                                   6,407,842
                                                                                                              ----------------


INVESTMENT COMPANIES  - 3.36%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares
            (Cost $222,724)                                                        222,724                            222,724
                                                                                                              ----------------


Total Value of Investments (Cost $5,055,822 (b))                                                     99.92%        $6,630,566
Other Assets Less Liabilities                                                                         0.08%             5,030
                                                                                           ----------------   ----------------
       Net Assets                                                                                   100.00%        $6,635,596
                                                                                           ================   ================


       (a)  Non-income producing investment.

       (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation                                                                                $1,631,433
            Unrealized depreciation                                                                                   (56,689)
                                                                                                              ----------------

                            Net unrealized appreciation                                                            $1,574,744
                                                                                                              ================


See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1997
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $5,055,822)                                                                       $6,630,566
       Income receivable                                                                                                  4,393
       Due from advisor (note 2)                                                                                          2,786
       Other assets                                                                                                       2,864
                                                                                                                  --------------

            Total assets                                                                                              6,640,609
                                                                                                                  --------------

LIABILITIES
       Accrued expenses                                                                                                   1,836
       Disbursements in excess of cash on demand deposit                                                                  3,177
                                                                                                                  --------------

            Total liabilities                                                                                             5,013
                                                                                                                  --------------

NET ASSETS
       (applicable to 316,585 Institutional Class Shares outstanding; unlimited
       shares of no par value beneficial interest authorized)                                                        $6,635,596
                                                                                                                  ==============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($6,635,596 / 316,585 shares)                                                                                     $20.96
                                                                                                                  ==============

NET ASSETS CONSIST OF
       Paid-in capital                                                                                               $4,798,329
       Undistributed net realized gain on investments                                                                   262,523
       Net unrealized appreciation on investments                                                                     1,574,744
                                                                                                                  --------------
                                                                                                                     $6,635,596
                                                                                                                  ==============























See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1997
                                                             (Unaudited)

INVESTMENT LOSS

       Income
            Dividends                                                                                                      $22,610
            Interest                                                                                                        11,154
                                                                                                                    ---------------

                 Total income                                                                                               33,764
                                                                                                                    ---------------

       Expenses
            Investment advisory fees (note 2)                                                                               19,180
            Fund administration fees (note 2)                                                                                7,377
            Custody fees                                                                                                     1,739
            Registration and filing administration fees (note 2)                                                             3,099
            Fund accounting fees (note 2)                                                                                   10,528
            Audit fees                                                                                                       6,110
            Legal fees                                                                                                       2,684
            Securities pricing fees                                                                                          1,404
            Shareholder recordkeeping fees                                                                                     426
            Shareholder servicing expenses                                                                                   2,461
            Registration and filing expenses                                                                                 3,142
            Printing expenses                                                                                                2,286
            Trustee fees and meeting expenses                                                                                2,361
            Other operating expenses                                                                                         1,722
                                                                                                                    ---------------

                 Total expenses                                                                                             64,519
                                                                                                                    ---------------

                 Less:
                       Expense reimbursements (note 2)                                                                     (10,003)
                       Investment advisory fees waived (note 2)                                                            (19,180)
                                                                                                                    ---------------

                 Net expenses                                                                                               35,336
                                                                                                                    ---------------

                       Net investment loss                                                                                  (1,572)
                                                                                                                    ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions                                                                      196,813
       Increase in unrealized appreciation on investments                                                                1,130,677
                                                                                                                    ---------------

            Net realized and unrealized gain on investments                                                              1,327,490
                                                                                                                    ---------------

                 Net increase in net assets resulting from operations                                                   $1,325,918
                                                                                                                    ===============








See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)



                                                                                         Period ended                  Year ended
                                                                                         September 30,                  March 31,
                                                                                             1997                         1997
                                                                                             ----                         ----
INCREASE IN NET ASSETS

  Operations
     Net investment income (loss)                                                        $     (1,572)               $     9,751
     Net realized gain from investment transactions                                           196,813                     64,344
     Increase in unrealized appreciation on investments                                     1,130,677                    104,676
                                                                                            ---------                    -------

        Net increase in net assets resulting from operations                                1,325,918                    178,771
                                                                                            ---------                    -------

  Distributions to shareholders from
     Net investment income                                                                          0                     (9,794)
     Net realized gain from investment transactions                                                 0                   (123,813)
                                                                                            ---------                   --------

        Decrease in net assets resulting from distributions                                         0                   (133,607)
                                                                                            ---------                   --------

  Capital share transactions
     Increase in net assets resulting from capital share transactions (a)                     904,658                  2,393,994
                                                                                              -------                  ---------

           Total increase in net assets                                                     2,230,576                  2,439,158

NET ASSETS

  Beginning of period                                                                       4,405,020                  1,965,862
                                                                                            ---------                  ---------

  End of period (including undistributed net investment income                           $  6,635,596                $ 4,405,020
                                                                                         ============                ===========
            of $39 at March 31, 1997)


(a) A summary of capital share activity follows:
                                                                         Period ended                         Year ended
                                                                       September 30,1997                    March 31, 1997

                                                                    Shares            Value             Shares            Value
                                                                    ------            -----             ------            -----

Shares sold                                                         66,783       $ 1,194,691           151,410       $ 2,576,321
Shares issued for reinvestment
  of distributions                                                       0                 0             8,025           133,540
                                                                   -------          --------             -----           -------

                                                                    66,783         1,194,691           159,435         2,709,861

Shares redeemed                                                    (15,342)         (290,033)          (18,655)         (315,867)
                                                                   -------          --------           -------          --------

  Net increase                                                      51,441       $   904,658           140,780       $ 2,393,994
                                                                    ======       ===========           =======       ===========




See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)

                                                          Period ended       Year ended      Year ended    Year ended   Year ended
                                                          September 30,       March 31,       March 31,     March 31,    March 31,
                                                              1997              1997            1996          1995         1994
                                                              ----              ----            ----          ----         ----

Net asset value, beginning of period                            $16.61           $15.81         $12.36        $11.48       $11.05

   Income from investment operations
      Net investment income (loss)                                0.00             0.05           0.00          0.00        (0.02)
      Net realized and unrealized gain on investments             4.35             1.36           3.72          1.01         0.52
                                                                  ----             ----           ----          ----         ----

         Total from investment operations                         4.35             1.41           3.72          1.01         0.50
                                                                  ----             ----           ----          ----         ----

   Distributions to shareholders from
      Net investment income                                       0.00            (0.05)          0.00          0.00         0.00
      Net realized gain from investment transactions              0.00            (0.56)         (0.27)        (0.13)       (0.07)
                                                                  ----            -----          -----         -----        -----

         Total distributions                                      0.00            (0.61)         (0.27)        (0.13)       (0.07)
                                                                  ----            -----          -----         -----        -----

Net asset value, end of period                                  $20.96           $16.61         $15.81        $12.36       $11.48
                                                                ======           ======         ======        ======       ======

Total return                                                     26.19 %           8.91 %        30.25 %        8.90 %       4.51 %
                                                                 =====             ====          =====          ====         ====

Ratios/supplemental data
   Net assets, end of period                                $6,635,596       $4,405,020     $1,965,862    $1,130,020     $717,896

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees               2.19 % (a)       3.37 %         5.58 %        8.32 %      11.86 %
      After expense reimbursements and waived fees                1.20 % (a)       1.20 %         1.56 %        2.00 %       2.00 %

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees              (1.04)% (a)      (1.85)%        (4.20)%       (6.41)%     (10.19)%
      After expense reimbursements and waived fees               (0.06)% (a)       0.32 %         0.01 %       (0.11)%      (0.36)%

   Portfolio turnover rate                                        9.73 %          34.21 %        48.06 %        7.29 %      48.05 %

   Average broker commissions per share (b)                      $0.0510          $0.05             -             -            -

(a)      Annualized.

(b)      Represents  total  commissions  paid on portfolio  securities  divided by total portfolio shares purchased or sold on which commissions were charged.

See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)



          F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $19,180 ($0.06 per share) and has voluntarily agreed to reimburse $10,003 of the Fund's operating expenses for the period ended September 30, 1997.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)




          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

          At September 30, 1997, the Advisor and its officers held 9241 shares or 3.49% of the Fund shares outstanding.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,384,032 and $523,842, respectively, for the period ended September 30, 1997.

[letterhead}                 Brown Capital Management, Inc.



November 14, 1997



Dear Sharehholder:

The experts and pundits are beginning to run out of adjectives and superlatives to describe the current state of the stock market. About all we can say is that the surge of rising stock prices continues. Following a relatively volatile first quarter and a modest S&P 500 Index total return of 2.7%, the market roared through the second quarter with a robust total return of 17.4%. There have only been sixteen quarters since 1926 when the gain has been more than 15% -- the average quarterly return over this period being 2.1%.

Flash! Flash! As swiftly as London's paparazzi can snap an unflattering pose, so can Wall Street's own paparazzi quickly dim the lights on "stars" from years past. The third quarter saw investors' aperture narrow on such multinational royalty as Coca-Cola and Gillette (down 10.1% and 8.7%, respectively), while their lights shone brightly to illuminate such up and comers as EMC, up 49.7%, and T. Rowe Price, up 30.5%.

Following the modest 1.5% decline in 1994, the S&P 500 Index has risen steadily, achieving a total return of 37.4% in 1995, 22.0% in 1996 and 20.6% in the first half of this year.

Our belief in the second quarter that revenue growth would be the determining factor in reversing the recent trends of the "cap gap" did indeed develop in the third quarter. Investors propelled the returns of small-and mid-capitalization stocks well beyond those of the large capitalization stocks as it became apparent that certain "highly dependable" multinational companies were not infallible. In the third quarter, large companies measured by the S&P 500 Index produced a total return of 7.2%, while small companies captured by the Russell 2000 Index returned 14.8%. Year-to-date, the "cap gap" has narrowed significantly to roughly 300 basis points in favor of large capitalization stocks (up 29.6%). Other indexes we usually note were as follows: Merrill Lynch 500 Municipal Bond Index up 4.2%, and the Lehman Government/Corporate Bond Index up 3.51%.

This chain of extraordinary returns has been further enhanced by an unusually low level of inflation. Rarely have the long term needs and obligations of individual and institutional investment programs been so handsomely rewarded on a real return basis. Does it get much better than this?

We do view the market as richly valued at a current  price/earnings  multiple of
19.1 times our twelve month forward earnings estimate. However, in an environment of low inflation (2.5%-3.0%) and consequently low interest rates, we do not believe the S&P 500 valuation is overextended. Based on 5 year bond yields at 6% and our operating earnings estimate of $50 (next twelve months), the S&P 500 at 947 (9/30/97) appears to be at least 7% below fair value. Therefore, while we do see modest upside from multiple expansion, price appreciation above that level is more likely to be driven by a sustained outlook for strong earnings growth.

Why did it get this good to begin with? The easy answer is that the market's progress reflects a reasonably balanced, steadily growing economy accompanied by low inflation and improving profitability. This translates into rising earnings and price earnings multiples. Obviously, there are a myriad of contributing factors to the current set of strong economic fundamentals. In our view one of the strongest forces at work is the compelling need to improve productivity, which creates improved profitability. In the past couple of years Corporate America has not only embraced the concept of "value creation", but, more importantly, has put in place the criteria, programs, systems, procedures, capital and people to make better "value creating" decisions. Products and services that save users time, money and headaches have been in big demand and are the basic reason why technology based companies have been strong contributors to recent investment performance and represent a large portion of your portfolio.

Traditionally, the S&P 500 Index, or any other "large cap" index, does not fully account for the variety of currents and cross currents taking place in the economy or the marketplace. Not all investment performance measures matched that of the big companies. Some small company indices improved in the second quarter compared to big company indices but still trail for the first half, as they did for 1996. For the quarter the Russell 2000 Index, a performance index for small companies, trailed the S&P 500 Index by a smidgen, 16.2% total return vs. 17.4%. The first quarter was quite disappointing for small companies as the Russell 2000 Index return was negative 5.1% against a positive 2.7% return for the S&P 500 Index. Even within the S&P 500 Index, stocks of the bigger market capitalization companies have outperformed the smaller capitalization components of the Index. Big has not only been better, it's been best! Exuberant demand for equities has lead many skittish managers to invest in what they perceive as the most liquid and safest investments - the large cap representatives of Corporate America. Since the S&P 500 Index is a market capitalization weighted index, the 25 largest capitalization companies of the 500 total in the Index represent a disproportionate share of the Index's market value. These 25 large companies currently account for about a third of the total market value of the Index. As more and more dollars chase a limited number of individual stocks the big cap versus small cap performance indices will continue to diverge.

Excessive wage expansion has often been the factor that put pressure on profit margins and earnings expansion. If there was pressure on margins, then revenue growth becomes the engine of earnings growth. Here we think the biggest companies will lose some advantage to smaller companies, particularly those smaller companies that through product and service innovation can gain increasing share of existing markets or create altogether new markets. We believe revenue growth will be the determining factor in reversing the recent trends of the "cap gap".

Traditionally, revenue growth is an important component of our investment selection process. Selection of individual investments based on the company's level and durability of revenue growth, ability to create and defend market presence, strong financial structure and seasoned management teams has gotten lost as the demand for stocks surges to new heights. However, we don't think this old fashion bottoms-up approach has lost any of its basic appeal or strength. Additions to our portfolios in the second quarter were several new companies that we believe represent excellent matches to our selection criteria as well as attractive long term investment commitments. These include Acxiom and BMC Software, whose products and services provide a wide range of data processing and information integration activities, Danaher, an outstanding manufacturer of tools and process/environmental control products and Perkin Elmer, a major supplier of analytical systems for the biotech and pharmaceutical industries.

The underlying fundamental drivers were favorable in the second quarter for the fixed income markets. Inflation remained moderate, economic growth slowed, and therefore the Federal Reserve left interest rates unchanged. We feel comfortable with the present portfolio positioning. However, in retrospect, we would have fared better by aggressively lengthening maturities. Spreads are still very narrow, and except in special situations, it doesn't pay to downgrade in quality.

Valuation is also a very important component of our GARP (Growth At A Reasonable Price) investment philosophy. Recall that our valuation methodology is driven principally by our expectation of a company's sustainable earnings growth rate over the next 3-5 years, and by the prevailing level of interest rates. Our portfolio companies continue to rank very attractive in terms of risk-adjusted upside potential relative to the overall market.

One investment candidate that met both our fundamental and valuation selection criteria and was added to the portfolios during the third quarter was Health Management Associates. HMA is a rapidly growing acquirer and operator of hospitals in non-urban areas in the southeast and southwest led by a lean, centralized management team with a demonstrated successful track record.





Sincerely,

/S/ Eddie C. Brown

Eddie C. Brown

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                     Value
                                                                                                  Shares           (note 1)
                                                                                               --------------   ----------------

COMMON STOCKS - 73.56%

       Biopharmaceuticals - 2.44%
       (a)  Amgen, Inc.                                                                                1,500            $71,906
            The Perkin-Elmer Corporation                                                                 800             58,450
                                                                                                                ----------------
                                                                                                                        130,356
                                                                                                                ----------------
       Chemicals - 1.14%
            M. A. Hanna Company                                                                        2,300             61,094
                                                                                                                ----------------

       Commercial Services - 1.35%
            Equifax, Inc.                                                                              2,300             72,306
                                                                                                                ----------------

       Computers - 2.90%
       (a)  EMC Corporation                                                                            1,100             64,212
            Hewlett-Packard Company                                                                    1,300             90,431
                                                                                                                ----------------
                                                                                                                        154,643
                                                                                                                ----------------
       Computer Software & Services - 10.60%
       (a)  Acxiom Corporation                                                                         3,200             55,800
       (a)  BMC Software, Inc.                                                                           700             45,325
       (a)  Cisco Systems, Inc.                                                                        2,100            153,431
       (a)  Microsoft Corporation                                                                        400             52,925
       (a)  Oracle Corporation                                                                         2,737             99,730
       (a)  Sterling Commerce, Inc.                                                                    2,211             79,458
       (a)  Sterling Software, Inc.                                                                    2,200             78,925
                                                                                                                ----------------
                                                                                                                        565,594
                                                                                                                ----------------
       Electrical Equipment - 5.25%
            Belden, Inc.                                                                               2,700            101,756
            Honeywell, Inc.                                                                            1,200             80,625
       (a)  Vishay Intertechnology, Inc.                                                               3,700             97,819
                                                                                                                ----------------
                                                                                                                        280,200
                                                                                                                ----------------
       Electronics - 2.73%
            General Electric Company                                                                     700             47,775
       (a)  Solectron Corporation                                                                      2,200             97,900
                                                                                                                ----------------
                                                                                                                        145,675
                                                                                                                ----------------
       Electronics - Semiconductor - 1.38%
            Intel Corporation                                                                            800             73,900
                                                                                                                ----------------

       Entertainment - 1.95%
            Carnival Corporation                                                                       2,250            104,062
                                                                                                                ----------------

       Financial - Banks, Money Center - 2.94%
            Chase Manhattan Corporation                                                                1,328            156,704
                                                                                                                ----------------

                                                                                                                     (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                     Value
                                                                                                  Shares           (note 1)
                                                                                               --------------   ----------------

COMMON STOCKS - (Continued)

       Financial Services - 5.70%
            Green Tree Financial Corporation                                                           3,900           $183,300
            T. Rowe Price Associates, Inc.                                                             1,800            121,050
                                                                                                                ----------------
                                                                                                                        304,350
                                                                                                                ----------------
       Hand & Machine Tools - 1.63%
            Danaher Corporation                                                                        1,500             87,000
                                                                                                                ----------------

       Household Products & Housewares - 2.10%
            Newell Company                                                                             2,800            112,000
                                                                                                                ----------------

       Insurance - Life & Health - 0.94%
            AFLAC Incorporated                                                                           925             50,181
                                                                                                                ----------------

       Medical - Hospital Management & Services - 3.26%
       (a)  Health Care and Retirement Corporation                                                     2,325             86,461
       (a)  Health Management Associates, Inc.                                                         1,500             47,438
            United Healthcare Corporation                                                                800             40,000
                                                                                                                ----------------
                                                                                                                        173,899
                                                                                                                ----------------
       Medical Supplies - 1.40%
            Johnson & Johnson                                                                          1,300             74,750
                                                                                                                ----------------

       Miscellaneous - Manufacturing - 1.49%
            Illinois Tool Works, Inc.                                                                  1,600             79,500
                                                                                                                ----------------

       Pharmaceuticals - 6.13%
       (a)  Alza Corporation                                                                           2,600             75,400
            Cardinal Health, Inc.                                                                      2,150            152,650
       (a)  R.P. Scherer Corporation                                                                   1,600             99,100
                                                                                                                ----------------
                                                                                                                        327,150
                                                                                                                ----------------
       Real Estate - 1.51%
            The Rouse Company                                                                          2,600             80,600
                                                                                                                ----------------

       Restaurants & Food Service - 3.63%
       (a)  The Cheesecake Factory                                                                     2,450             67,528
            Cracker Barrel Old Country Store, Inc.                                                     3,900            126,263
                                                                                                                ----------------
                                                                                                                        193,791
                                                                                                                ----------------
       Retail - Apparel - 1.08%
            Nordstrom, Inc.                                                                              900             57,375
                                                                                                                ----------------



                                                                                                                     (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                                                     Value
                                                                                                  Shares           (note 1)
                                                                                               --------------   ----------------

COMMON STOCKS - (Continued)

       Retail - Department Stores - 1.50%
            Dollar General Corporation                                                                 2,358            $80,319
                                                                                                                ----------------

       Retail - Grocery - 1.52%
            Casey's General Stores, Inc.                                                               3,300             81,263
                                                                                                                ----------------

       Retail - Specialty Line - 7.07%
       (a)  AutoZone, Inc.                                                                             4,300            129,000
            Fastenal Company                                                                           1,600             85,200
            Home Depot, Inc.                                                                           3,125            162,891
                                                                                                                ----------------
                                                                                                                        377,091
                                                                                                                ----------------
       Utilities - Gas - 1.92%
            MCN Energy Group, Inc.                                                                     3,200            102,400
                                                                                                                ----------------

            Total Common Stocks (Cost $2,794,773)                                                                     3,926,203
                                                                                                                ----------------

                                                                                       Interest          Maturity
                                                             Principal                   Rate              Date
                                                           --------------          --------------    --------------

     U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.76%

       United States Treasury Note                               $20,000                 6.250%           08/15/23       19,409
       United States Treasury Note                                70,000                 6.375%           07/15/99       70,678
       United States Treasury Note                                90,000                 6.375%           08/15/02       91,378
       United States Treasury Note                               100,000                 7.500%           02/15/05      107,969
       United States Treasury Note                               100,000                 7.750%           01/31/00      104,047
       Federal Home Loan Bank                                    100,000                  0.00%           07/14/17       20,456
                                                                                                                  -------------

            Total U.S. Government and Agency Obligations (Cost $403,110)                                                413,937
                                                                                                                  -------------

CORPORATE OBLIGATIONS - 9.89%

       Alabama Power Company                                      15,000                 7.750%           02/01/23       15,331
       Boston Edison Company                                      40,000                 7.800%           05/15/10       41,752
       Chase Manhattan Corporation                                30,000                 6.500%           08/01/05       29,475
       Chesapeake & Potomac Telephone of Virginia                 50,000                 7.250%           06/01/12       50,000
       Citicorp                                                   15,000                 7.125%           06/01/03       15,398
       Colgate Palmolive Company                                  50,000                 7.150%           11/29/11       50,418
       Ford Motor Credit Corporation                              40,000                 7.250%           09/01/10       40,473
       ITT Corporation                                            50,000                 7.375%           11/15/15       48,875

                                                                                                                     (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)

                                                                                       Interest          Maturity         Value
                                                             Principal                   Rate              Date          (note 1)
                                                           --------------          --------------    --------------   --------------

CORPORATE OBLIGATIONS - (Continued)

       Merrill Lynch & Company                                   $75,000                 7.150%           07/30/12      $75,597
       Nationsbank Corporation                                    15,000                 6.875%           02/15/05       15,072
       Rouse Company                                              10,000                 8.500%           01/15/03       10,153
       The Walt Disney Company                                    50,000                 7.750%           09/30/11       50,993
       Time Warner, Inc.                                          20,000                 9.150%           02/01/23       23,002
       U. S. F. & G. Corporation                                  60,000                 7.125%           06/01/05       61,285
                                                                                                                    -----------

            Total Corporate Obligations (Cost $514,631)                                                                 527,824
                                                                                                                    -----------

                                                                                                           Shares
                                                                                                      --------------
INVESTMENT COMPANIES - 8.55%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares                                                       268,693      268,693
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Shares                                                         187,373      187,373
                                                                                                                    ------------

            Total Investment Companies (Cost $456,066)                                                                  456,066
                                                                                                                    ------------

Total Value of Investments (Cost $4,168,580 (b))                                                             99.76%  $5,324,030
Other Assets Less Liabilities                                                                                 0.24%      12,791
                                                                                                     -------------- ------------
       Net Assets                                                                                           100.00%  $5,336,821
                                                                                                     ============== ============




       (a)  Non-income producing investment.

       (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation                                                                                  $1,191,658
            Unrealized depreciation                                                                                     (36,208)
                                                                                                                ----------------

                            Net unrealized appreciation                                                              $1,155,450
                                                                                                                ================




See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1997
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $4,168,580)                                                                       $5,324,030
       Income receivable                                                                                                 14,626
       Other assets                                                                                                       3,164
       Due from advisor (note 2)                                                                                            879
                                                                                                                  --------------

            Total assets                                                                                              5,342,699
                                                                                                                  --------------

LIABILITIES
       Accrued expenses                                                                                                   2,311
       Disbursements in excess of cash on demand deposit                                                                  3,567
                                                                                                                  --------------

            Total liabilities                                                                                             5,878
                                                                                                                  --------------

NET ASSETS
       (applicable to 325,995 Institutional Class Shares outstanding; unlimited
        shares of no par value beneficial interest authorized)                                                       $5,336,821
                                                                                                                  ==============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($5,336,821 / 325,995 shares)                                                                                     $16.37
                                                                                                                  ==============


NET ASSETS CONSIST OF
       Paid-in capital                                                                                               $3,970,253
       Undistributed net realized gain on investments                                                                   211,118
       Net unrealized appreciation on investments                                                                     1,155,450
                                                                                                                  --------------
                                                                                                                     $5,336,821
                                                                                                                  ==============






















See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1997
                                                             (Unaudited)

INVESTMENT INCOME

       Income
            Interest                                                                                                       $41,579
            Dividends                                                                                                       12,931
                                                                                                                    ---------------

                 Total income                                                                                               54,510
                                                                                                                    ---------------

       Expenses
            Investment advisory fees (note 2)                                                                               15,013
            Fund administration fees (note 2)                                                                                5,774
            Custody fees                                                                                                     2,232
            Registration and filing administration fees (note 2)                                                             3,036
            Fund accounting fees (note 2)                                                                                   10,500
            Audit fees                                                                                                       4,262
            Legal fees                                                                                                       3,209
            Securities pricing fees                                                                                          1,843
            Shareholder recordkeeping fees                                                                                     224
            Shareholder servicing expenses                                                                                   2,044
            Registration and filing expenses                                                                                 2,842
            Printing expenses                                                                                                2,231
            Trustee fees and meeting expenses                                                                                2,361
            Other operating expenses                                                                                         1,759
                                                                                                                    ---------------

                 Total expenses                                                                                             57,330
                                                                                                                    ---------------

                 Less:
                       Expense reimbursements (note 2)                                                                     (14,653)
                       Investment advisory fees waived (note 2)                                                            (15,013)
                                                                                                                    ---------------

                 Net expenses                                                                                               27,664
                                                                                                                    ---------------

                       Net investment income                                                                                26,846
                                                                                                                    ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions                                                                      219,629
       Increase in unrealized appreciation on investments                                                                  590,582
                                                                                                                    ---------------

            Net realized and unrealized gain on investments                                                                810,211
                                                                                                                    ---------------

                 Net increase in net assets resulting from operations                                                     $837,057
                                                                                                                    ===============








See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)


                                                                                           Period ended      Year ended
                                                                                          September 30,       March 31,
                                                                                               1997             1997
                                                                                               ----             ----
INCREASE IN NET ASSETS

  Operations
     Net investment income                                                                  $     26,846      $    57,822
     Net realized gain from investment transactions                                              219,629          105,701
     Increase in unrealized appreciation on investments                                          590,582          104,335
                                                                                                 -------          -------

        Net increase in net assets resulting from operations                                     837,057          267,858
                                                                                                 -------          -------

  Distributions to shareholders from
     Net investment income                                                                       (26,954)         (58,004)
     Net realized gain from investment transactions                                               (8,534)        (249,637)
                                                                                                  ------         --------

        Decrease in net assets resulting from distributions                                      (35,488)        (307,641)
                                                                                                 -------         --------

  Capital share transactions
     Increase in net assets resulting from capital share transactions (a)                        660,599          595,122
                                                                                                 -------          -------

           Total increase in net assets                                                        1,462,168          555,339

NET ASSETS

  Beginning of period                                                                          3,874,653        3,319,314
                                                                                               ---------        ---------

  End of pe(including undistributed net investment income                                   $  5,336,821     $  3,874,653
                                                                                            ============     ============
            of $108 at March 31, 1997)


(a) A summary of capital share activity follows:
                                                                    Period ended                          Year ended
                                                                 September 30, 1997                     March 31, 1997

                                                             Shares              Value            Shares            Value
                                                             ------              -----            ------            -----

Shares sold                                                  80,289       $  1,250,338            69,993     $    990,406
Shares issued for reinvestment
  of distributions                                            2,243             34,916            22,002          306,322
                                                              -----             ------            ------          -------

                                                             82,532          1,285,254            91,995        1,296,728

Shares redeemed                                             (41,433)          (624,655)          (48,277)        (701,606)
                                                            -------           --------           -------         --------

  Net increase                                               41,099       $    660,599            43,718    $     595,122
                                                             ======       ============            ======    =============





See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)

                                                              Period ended       Year ended     Year ended   Year ended  Year ended
                                                              September 30,      March 31,      March 31,    March 31,   March 31,
                                                                   1997             1997           1996        1995         1994
                                                                   ----             ----           ----        ----         ----

Net asset value, beginning of period                                 $13.60          $13.76        $11.56       $11.02      $10.62

   Income from investment operations
      Net investment income                                            0.09            0.21          0.12         0.10        0.08
      Net realized and unrealized gain on investments                  2.80            0.76          2.98         0.77        0.43
                                                                       ----            ----          ----         ----        ----

         Total from investment operations                              2.89            0.97          3.10         0.87        0.51
                                                                       ----            ----          ----         ----        ----

   Distributions to shareholders from
      Net investment income                                           (0.09)          (0.21)        (0.12)       (0.11)      (0.08)
      Net realized gain from investment transactions                  (0.03)          (0.92)        (0.78)       (0.22)      (0.03)
                                                                      -----           -----         -----        -----       -----

         Total distributions                                          (0.12)          (1.13)        (0.90)       (0.33)      (0.11)
                                                                      -----           -----         -----        -----       -----

Net asset value, end of period                                       $16.37          $13.60        $13.76       $11.56      $11.02
                                                                     ======          ======        ======       ======      ======

Total return                                                          21.30 %          7.01 %       27.04 %       8.04 %      4.78 %
                                                                      =====            ====         =====         ====        ====

Ratios/supplemental data
   Net assets, end of period                                     $5,336,821      $3,874,653    $3,319,314   $2,296,206  $1,187,697
                                                                 ==========      ==========    ==========   ==========  ==========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees                    2.47 %(a)       2.85 %        3.50 %       5.43 %      6.44 %
      After expense reimbursements and waived fees                     1.20 %(a)       1.20 %        1.59 %       2.00 %      2.00 %

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees                   (0.12)%(a)      (0.13)%       (0.97)%      (2.44)%     (3.69)%
      After expense reimbursements and waived fees                     1.16 %(a)       1.51 %        0.94 %       1.00 %      0.74 %

   Portfolio turnover rate                                            13.58 %         45.58 %       43.59 %       9.51 %     28.56 %

   Average broker commissions per share (b)                           $0.0514         $0.05

(a)  Annualized.

(b)  Represents  total  commission  paid on  portfolio  securities  divided by total  portfolio  shares  purchased  or sold on which commissions were charged.

See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.


                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


          E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

          F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $15,013 ($0.05 per share) and has voluntarily agreed to reimburse $14,653 of the Fund's operating expenses for the period ended September 30, 1997.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


          its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

          At September 30, 1997, the Advisor and its officers held 18,193.785 shares or 5.581% of the Fund shares outstanding.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,222,040 and $552,577, respectively, for the period ended September 30, 1997.

[letterhead]                Brown Capital Management, Inc.






November 14, 1997



Dear Sharehholder:

The experts and pundits are beginning to run out of adjectives and superlatives to describe the current state of the stock market. About all we can say is that the surge of rising stock prices continues. Following a relatively volatile first quarter and a modest S&P 500 Index total return of 2.7%, the market roared through the second quarter with a robust total return of 17.4%. There have only been sixteen quarters since 1926 when the gain has been more than 15% -- the average quarterly return over this period being 2.1%.

Flash! Flash! As swiftly as London's paparazzi can snap an unflattering pose, so can Wall Street's own paparazzi quickly dim the lights on "stars" from years past. The third quarter saw investors' aperture narrow on such multinational royalty as Coca-Cola and Gillette (down 10.1% and 8.7%, respectively), while their lights shone brightly to illuminate such up and comers as Perceptive Biosystem, up 95.9%, American Software, up 94.4%, and T. Rowe Price, up 30.5%.

Following the modest 1.5% decline in 1994, the S&P 500 Index has risen steadily, achieving a total return of 37.4% in 1995, 22.0% in 1996 and 20.6% in the first half of this year.

Our belief in the second quarter that revenue growth would be the determining factor in reversing the recent trends of the "cap gap" did indeed develop in the third quarter. Investors propelled the returns of small-and mid-capitalization stocks well beyond those of the large capitalization stocks as it became apparent that certain "highly dependable" multinational companies were not infallible. In the third quarter, large companies measured by the S&P 500 Index produced a total return of 7.2%, while small companies captured by the Russell 2000 Index returned 14.8%. Year-to-date, the "cap gap" has narrowed significantly to roughly 300 basis points in favor of large capitalization stocks (up 29.6%). Other indexes we usually note were as follows: Merrill Lynch 500 Municipal Bond Index up 4.2%, and the Lehman Government/Corporate Bond Index up 3.51%.

This chain of extraordinary returns has been further enhanced by an unusually low level of inflation. Rarely have the long term needs and obligations of individual and institutional investment programs been so handsomely rewarded on a real return basis. Does it get much better than this?

We do view the market as richly valued at a current  price/earnings  multiple of
19.1 times our twelve month forward earnings estimate. However, in an environment of low inflation (2.5%-3.0%) and consequently low interest rates, we do not believe the S&P 500 valuation is overextended. Based on 5 year bond yields at 6% and our operating earnings estimate of $50 (next twelve months), the S&P 500 at 947 (9/30/97) appears to be at least 7% below fair value. Therefore, while we do see modest upside from multiple expansion, price appreciation above that level is more likely to be driven by a sustained outlook for strong earnings growth.

Why did it get this good to begin with? The easy answer is that the market's progress reflects a reasonably balanced, steadily growing economy accompanied by low inflation and improving profitability. This translates into rising earnings and price earnings multiples. Obviously, there are a myriad of contributing factors to the current set of strong economic fundamentals. In our view one of the strongest forces at work is the compelling need to improve productivity, which creates improved profitability. In the past couple of years Corporate America has not only embraced the concept of "value creation", but, more importantly, has put in place the criteria, programs, systems, procedures, capital and people to make better "value creating" decisions. Products and services that save users time, money and headaches have been in big demand and are the basic reason why technology based companies have been strong contributors to recent investment performance and represent a large portion of your portfolio.

Traditionally, the S&P 500 Index, or any other "large cap" index, does not fully account for the variety of currents and cross currents taking place in the economy or the marketplace. Not all investment performance measures matched that of the big companies. Some small company indices improved in the second quarter compared to big company indices but still trail for the first half, as they did for 1996. For the quarter the Russell 2000 Index, a performance index for small companies, trailed the S&P 500 Index by a smidgen, 16.2% total return vs. 17.4%. The first quarter was quite disappointing for small companies as the Russell 2000 Index return was negative 5.1% against a positive 2.7% return for the S&P 500 Index. Even within the S&P 500 Index, stocks of the bigger market capitalization companies have outperformed the smaller capitalization components of the Index. Big has not only been better, it's been best! Exuberant demand for equities has lead many skittish managers to invest in what they perceive as the most liquid and safest investments - the large cap representatives of Corporate America. Since the S&P 500 Index is a market capitalization weighted index, the 25 largest capitalization companies of the 500 total in the Index represent a disproportionate share of the Index's market value. These 25 large companies currently account for about a third of the total market value of the Index. As more and more dollars chase a limited number of individual stocks the big cap versus small cap performance indices will continue to diverge.

Excessive wage expansion has often been the factor that put pressure on profit margins and earnings expansion. If there was pressure on margins, then revenue growth becomes the engine of earnings growth. Here we think the biggest companies will lose some advantage to smaller companies, particularly those smaller companies that through product and service innovation can gain increasing share of existing markets or create altogether new markets. We believe revenue growth will be the determining factor in reversing the recent trends of the "cap gap".

Traditionally, revenue growth is an important component of our investment selection process. Selection of individual investments based on the company's level and durability of revenue growth, ability to create and defend market presence, strong financial structure and seasoned management teams has gotten lost as the demand for stocks surges to new heights. However, we don't think this old fashion bottoms-up approach has lost any of its basic appeal or strength. Additions to our portfolios in the second quarter were several new companies that we believe represent excellent matches to our selection criteria as well as attractive long term investment commitments. In our Medical/Health Care sector, these include Affymetrix and Incyte Pharmaceuticals, two companies that identify and evaluate genetic information; and Pharmacopoeia, a company that has developed a technology that accelerates the pace of drug discovery for its pharmaceutical and biotechnology customers. We also added two new names to our Information/Knowledge Management sector. They include Tripos, a computer software/systems company, and American Software, a company that develops, markets and supports applications for management and manufacturing solutions.

Valuation is also a very important component of our GARP (Growth At A Reasonable Price) investment philosophy. Recall that our valuation methodology is driven principally by our expectation of a company's sustainable earnings growth rate over the next 3-5 years, and by the prevailing level of interest rates. Our portfolio companies continue to rank very attractive in terms of risk-adjusted upside potential relative to the overall market.

One investment candidate that met both our fundamental and valuation selection criteria and was added to the portfolios during the third quarter was Datastream Systems. Datastream Systems is a rapidly growing developer and marketer of software that schedules preventive maintenance and records equipment maintenance histories.

Sincerely,

/S/ Eddie C. Brown

Eddie C. Brown


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)
                                                                                                                Value
                                                                                            Shares            (note 1)
                                                                                        ---------------    ----------------
COMMON STOCKS - 87.33%

       Advertising - 2.20%
        (a) Catalina Marketing Corporation                                                       4,200            $219,187
                                                                                                           ----------------

       Building Materials - 1.44%
        (a) Fastenal Company                                                                     2,700             143,775
                                                                                                           ----------------

       Chemicals - 0.95%
        (a) Synthetech, Inc.                                                                    13,900              94,693
                                                                                                           ----------------

       Commercial Services - 4.82%
        (a) ABR Information Services, Inc.                                                      10,500             290,063
            Paychex, Inc.                                                                        1,575              54,928
        (a) Quintiles Transnational Corporation                                                  1,600             134,800
                                                                                                           ----------------
                                                                                                                   479,791
                                                                                                           ----------------
       Computers - 2.89%
            Fair, Isaac and Company, Incorporated                                                6,500             287,625
                                                                                                           ----------------

       Computer Software & Services - 31.74%
        (a) Acxiom Corporation                                                                  17,700             308,643
        (a) Advent Software, Inc.                                                                8,300             228,250
        (a) American Business Information, Inc.                                                  8,200             222,425
        (a) American Software, Inc.                                                              9,500             138,937
            BGS Systems, Inc.                                                                    4,900             135,975
        (a) BISYS Group, Inc.                                                                    4,500             144,563
        (a) BMC Software, Inc.                                                                   4,800             310,800
        (a) CFI Proservices, Inc.                                                                9,600             154,800
        (a) Cerner Corporation                                                                  10,500             251,344
        (a) Datastream Systems, Inc.                                                             1,400              52,368
        (a) Hyperion Software Corporation                                                        8,700             271,331
        (a) Network General Corporation                                                         18,300             354,563
        (a) Parametric Technology Company                                                        1,600              70,600
        (a) Platinum Technology, Inc.                                                            5,600             120,400
        (a) QuickResponse Services, Inc.                                                         2,800              95,900
        (a) SPSS, Inc.                                                                           4,600             131,675
        (a) Structural Dynamics Research Corporation                                             4,400             112,750
        (a) Tripos, Inc.                                                                         3,000              57,000
                                                                                                           ----------------
                                                                                                                 3,162,324
                                                                                                           ----------------
       Electronics - 2.95%
        (a) Sanmina Corporation                                                                  3,400             294,313
                                                                                                           ----------------

       Financial Services - 3.51%
            T. Rowe Price Associates, Inc.                                                       5,200             349,700
                                                                                                           ----------------

                                                                                                               (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)
                                                                                                                Value
                                                                                            Shares            (note 1)
                                                                                        ---------------    ----------------
COMMON STOCKS - (Continued)

       Furniture & Home Appliances - 1.19%
            Juno Lighting, Inc.                                                                  6,900            $118,163
                                                                                                           ----------------

       Machine - Diversified - 5.36%
        (a) Cognex Corporation                                                                  10,200             335,325
        (a) Flow International Corporation                                                      18,300             199,013
                                                                                                           ----------------
                                                                                                                   534,338
                                                                                                           ----------------
       Medical - Biotechnology - 2.22%
        (a) Affymetrix, Inc.                                                                     1,300              59,800
        (a) Human Genome Sciences, Inc.                                                          1,100              47,369
        (a) Incyte Pharmaceuticals, Inc.                                                           600              50,400
        (a) Pharmacopeia, Inc.                                                                   2,800              63,350
                                                                                                           ----------------
                                                                                                                   220,919
                                                                                                           ----------------
       Medical - Hospital Management & Service - 2.28%
        (a) Dendrite International, Inc.                                                        14,200             227,200
                                                                                                           ----------------

       Medical Supplies - 14.76%
            Ballard Medical Products                                                             7,400             178,525
            Biomet, Inc.                                                                         8,400             201,600
        (a) Diagnostic Products Corporation                                                      8,800             265,650
            Life Technologies, Inc.                                                              7,600             229,900
        (a) Lynx Therapeutics, Inc.                                                                 81               1,073
        (a) Molecular Dynamics, Inc.                                                             6,700             180,900
        (a) PerSeptive Biosystems                                                               12,448             149,376
        (a) TECNOL Medical Products, Inc.                                                        3,400              68,425
        (a) Techne Corporation                                                                   5,500             195,250
                                                                                                           ----------------
                                                                                                                 1,470,699
                                                                                                           ----------------
       Miscellaneous - Manufacturing - 1.53%
        (a) Panavision Inc.                                                                      7,300             152,388
                                                                                                           ----------------

       Pharmaceuticals - 2.45%
        (a) Alza Corporation                                                                     8,400             243,600
                                                                                                           ----------------

       Real Estate Investment Trust - 2.44%
        (a) General Growth Properties                                                            2,500              92,500
            Post Properties, Inc.                                                                3,800             151,050
                                                                                                           ----------------
                                                                                                                   243,550
                                                                                                           ----------------
       Restaurants & Food Service - 4.53%
        (a) Au Bon Pain Company, Inc.                                                           29,300             263,700
        (a) The Cheesecake Factory                                                               6,800             187,425
                                                                                                           ----------------
                                                                                                                   451,125
                                                                                                           ----------------


                                                                                                               (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1997
                                                             (Unaudited)
                                                                                                                Value
                                                                                            Shares            (note 1)
                                                                                        ---------------    ----------------
COMMON STOCKS - (Continued)

       Retail - General Merchandise - 0.07%
        (a) The Cosmetic Center, Inc.                                                            1,653              $7,233
                                                                                                           ----------------

       Warrants - 0.00%
        (a) Alza Corporation, expiration date December 31, 1999                                    150                  28
        (a) PerSeptive Biosystems, Inc., expiration date September 11, 2003                         27                  81
                                                                                                           ----------------
                                                                                                                       109
                                                                                                           ----------------

            Total Common Stocks (Cost $5,699,054)                                                                8,700,732
                                                                                                           ----------------


INVESTMENT COMPANIES - 10.12%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares                                           504,110             504,110
       Evergreen Money Market Treasury Institutional Treasury Money
            Market Fund Institutional Service Shares                                           504,110             504,110
                                                                                                           ----------------

            Total Investment Companies (Cost $1,008,220)                                                         1,008,220
                                                                                                           ----------------


Total Value of Investments (Cost $6,707,274 (b))                                                 97.45%         $9,708,952
Other Assets Less Liabilities                                                                     2.55%            253,954
                                                                                        ---------------    ----------------
       Net Assets                                                                               100.00%         $9,962,906
                                                                                        ===============    ================



       (a)  Non-income producing investment.

       (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation                                                                             $3,156,252
            Unrealized depreciation                                                                               (154,574)
                                                                                                           ----------------

                            Net unrealized appreciation                                                         $3,001,678
                                                                                                           ================





See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1997
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $6,707,274)                                                                       $9,708,952
       Cash                                                                                                             263,069
       Income receivable                                                                                                  9,603
       Receivable for investments sold                                                                                    1,845
       Other assets                                                                                                       4,395
                                                                                                                  --------------

            Total assets                                                                                              9,987,864
                                                                                                                  --------------

LIABILITIES
       Accrued expenses                                                                                                   3,215
       Payable for investment purchases                                                                                  17,263
       Due to investment advisor (note 2)                                                                                 1,187
       Transaction gains payable                                                                                          3,293
                                                                                                                  --------------

            Total liabilities                                                                                            24,958
                                                                                                                  --------------

NET ASSETS
       (applicable to 518,655 Institutional Class Shares outstanding; unlimited
         shares of no par value beneficial interest authorized)                                                      $9,962,906
                                                                                                                  ==============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($9,962,906 / 518,655 shares)                                                                                     $19.21
                                                                                                                  ==============

NET ASSETS CONSIST OF
       Paid-in capital                                                                                               $6,924,873
       Undistributed net realized gain on investments                                                                    36,355
       Net unrealized appreciation on investments                                                                     3,001,678
                                                                                                                  --------------
                                                                                                                     $9,962,906
                                                                                                                  ==============




















See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1997
                                                             (Unaudited)

INVESTMENT LOSS

       Income
            Interest                                                                                                       $23,945
            Dividends                                                                                                       15,767
            Miscellaneous                                                                                                    2,490
                                                                                                                    ---------------

                 Total income                                                                                               42,202
                                                                                                                    ---------------

       Expenses
            Investment advisory fees (note 2)                                                                               43,311
            Fund administration fees (note 2)                                                                               10,828
            Custody fees                                                                                                     3,149
            Registration and filing administration fees (note 2)                                                             3,288
            Fund accounting fees (note 2)                                                                                   10,500
            Audit fees                                                                                                       3,968
            Legal fees                                                                                                       3,503
            Securities pricing fees                                                                                          2,025
            Shareholder recordkeeping fees                                                                                     837
            Shareholder servicing expenses                                                                                   2,661
            Registration and filing expenses                                                                                 3,092
            Printing expenses                                                                                                2,409
            Trustee fees and meeting expenses                                                                                2,361
            Other operating expenses                                                                                         1,939
                                                                                                                    ---------------

                 Total expenses                                                                                             93,871
                                                                                                                    ---------------

                 Less investment advisory fees waived (note 2)                                                             (29,046)
                                                                                                                    ---------------

                 Net expenses                                                                                               64,825
                                                                                                                    ---------------

                       Net investment loss                                                                                 (22,623)
                                                                                                                    ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions                                                                      124,713
       Increase in unrealized appreciation on investments                                                                2,002,080
                                                                                                                    ---------------

            Net realized and unrealized gain on investments                                                              2,126,793
                                                                                                                    ---------------

                 Net increase in net assets resulting from operations                                                   $2,104,170
                                                                                                                    ===============









See accompanying notes to financial statements


                                          THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)



                                                                                            Period ended             Year ended
                                                                                            September 30,             March 31,
                                                                                                1997                    1997
                                                                                                ----                    ----
INCREASE IN NET ASSETS

  Operations
     Net investment loss                                                                   $     (22,623)          $    (15,062)
     Net realized gain (loss) from investment transactions                                       124,713                (66,449)
     Increase in unrealized appreciation on investments                                        2,002,080                105,168
                                                                                               ---------                -------

        Net increase in net assets resulting from operations                                   2,104,170                 23,657
                                                                                               ---------                 ------

  Distributions to shareholders from
     Net realized gain from investment transactions                                                    0               (121,632)
                                                                                               ---------               --------

  Capital share transactions
     Increase in net assets resulting from capital share transactions (a)                      1,340,049              2,876,454
                                                                                               ---------              ---------

           Total increase in net assets                                                        3,444,219              2,778,479

NET ASSETS

  Beginning of period                                                                          6,518,687              3,740,208
                                                                                               ---------              ---------

  End of period                                                                            $   9,962,906           $  6,518,687
                                                                                           =============           ============



(a) A summary of capital share activity follows:
                                                                    Period ended                               Year ended
                                                                 September 30, 1997                          March 31, 1997

                                                             Shares               Value              Shares                Value
                                                             ------               -----              ------                -----

Shares sold                                                  93,012         $  1,479,674            215,413           $  3,325,355
Shares issued for reinvestment
  of distributions                                                0                    0              7,902                121,296
                                                             ------             --------              -----                -------

                                                             93,012            1,479,674            223,315              3,446,651

Shares redeemed                                              (8,539)            (139,625)           (36,296)              (570,197)
                                                             ------             --------            -------               --------

  Net increase                                               84,473         $  1,340,049            187,019           $  2,876,454
                                                             ======         ============            =======           ============







See accompanying notes to financial statements


                                          THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)



                                                        Period ended      Year ended    Year ended       Year ended     Year ended
                                                        September 30,      March 31,      March 31,        March 31,      March 31,
                                                            1997             1997           1996             1995           1994
                                                            ----             ----           ----             ----           ----

Net asset value, beginning of period                          $15.01           $15.13       $12.24          $10.69         $10.67

   Income from investment operations
      Net investment loss                                      (0.04)           (0.03)       (0.06)          (0.06)         (0.11)
      Net realized and unrealized gain on investments           4.24             0.27         4.00            1.86           0.59
                                                                ----             ----         ----            ----           ----

         Total from investment operations                       4.20             0.24         3.94            1.80           0.48
                                                                ----             ----         ----            ----           ----

   Distributions to shareholders from
      Net realized gain from investment transactions            0.00            (0.36)       (1.05)          (0.25)         (0.46)
                                                                ----            -----        -----           -----          -----

Net asset value, end of period                                $19.21           $15.01       $15.13          $12.24         $10.69
                                                              ======           ======       ======          ======         ======

Total return                                                   27.98 %           1.56 %      33.00 %         16.95 %         4.39 %
                                                               =====             ====        =====           =====           ====

Ratios/supplemental data
   Net assets, end of period                              $9,962,906       $6,518,687    $3,740,208      $2,609,361     $1,830,924
                                                          ==========       ==========    ==========      ==========     ==========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees             2.17 % (a)       2.70 %       3.49 %          4.49 %         4.73 %
      After expense reimbursements and waived fees              1.50 % (a)       1.50 %       1.69 %          2.00 %         2.00 %

   Ratio of net investment loss to average net assets
      Before expense reimbursements and waived fees            (1.20)% (a)      (1.50)%      (2.29)%         (3.38)%        (4.03)%
      After expense reimbursements and waived fees             (0.52)% (a)      (0.30)%      (0.50)%         (0.90)%        (1.34)%

   Portfolio turnover rate                                      7.18 %          13.39 %      23.43 %         32.79 %        23.47 %

   Average broker commission per share (b)                     $0.0549         $0.0482

(a) Annualized.

(b) Represents total commissions paid on portfolio securities divided by total portfolio share purchased or sold on which commisions were charged.

See accompanying notes to financial statements

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investment in the equity securities of those companies with operating revenues of $250 million or less at the time of the initial investment. The Fund began operations on July 23, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $22,623 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease undistributed net realized gain on investments.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


          E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

          F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of l940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.50% of the average daily net assets of the Fund in future years. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $29,046 ($0.06 per share) for the period ended September 30, 1997.

          The Fund's administrator, The Nottingham Company (the"Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and

                                                                     (Continued)

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)


          registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

          At September 30, 1997, the Advisor and its officers held 18,463 shares or 3.56% of the Fund shares outstanding.

NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,389,548 and $497,880, respectively, for the period ended September 30, 1997.